                                    FORM N-14


          As filed with the Securities and Exchange Commission on August 3, 2001
                                                Securities Act File No. 33-84762

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-14A
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/
                         Pre-Effective Amendment No. /1/
                        Post-Effective Amendment No. / /

                                 WT MUTUAL FUND
               (Exact Name of Registrant as Specified in Charter)

                            1100 North Market Street
                              Wilmington, DE 19890
               (Address of Principal Executive Offices) (Zip Code)

                                 (302) 651-8377
                  (Registrant's Area Code and Telephone Number)

                         Robert J. Christian, President
                                 WT Mutual Fund
                            1100 North Market Street
                              Wilmington, DE 19890

                     (Name and Address of Agent for Service)

                                 With copies to:

Joseph V. Del Raso, Esq.                         Steven R. Howard, Esq.
  Pepper Hamilton LLP                   Paul, Weiss, Rifkind, Wharton & Garrison
 3000 Two Logan Square                        1285 Avenue of the Americas
Philadelphia, PA 19103                            New York, NY 10019
                      ------------------------------------

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.
--------------------------------------------------------------------------------

It is proposed that this filing will become effective on August 6, 2001 pursuant to Rule 488 under the Securities Act of 1933.

--------------------------------------------------------------------------------

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                                HSBC FUNDS TRUST

                              Cash Management Fund
                          Government Money Market Fund
                         U.S. Treasury Money Market Fund
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                                 (800) 634-2536

                                 August 6, 2001

Dear Shareholder:

         The Board of Trustees of HSBC Funds Trust (the "Trust") has called Special Meetings (collectively, the "Meetings") of Shareholders of the Cash Management Fund, Government Money Market Fund, U.S. Treasury Money Market Fund, each a series of the Trust, to be held at 10:00 a.m., local time, on September 7, 2001 at the offices of the Trust at 3435 Stelzer Road Columbus, Ohio 43219.

         The Board of Trustees of the Trust has approved a reorganization of the Cash Management Fund, the Government Money Market Fund and the U.S. Treasury Money Market Fund (each an "HSBC Fund," and collectively, the "HSBC Funds") into certain portfolios of WT Mutual Fund. The Trustees of the Trust propose that Cash Management be reorganized into The Wilmington Prime Money Market Portfolio, and that the Government Money Market and the U.S. Treasury Money Market Funds be reorganized into The Wilmington U.S. Government Portfolio (collectively, the "Reorganization"). Both The Wilmington Prime Money Market Portfolio and The Wilmington U.S. Government Money Market Portfolio (each a "Wilmington Portfolio," and together, the "Wilmington Portfolios") are managed by Rodney Square Management Corporation, a wholly-owned subsidiary of Wilmington Trust Corporation. Rodney Square Management Corporation has approximately __ billion in assets under management as of June 30, 2001.

         You are being asked to vote to approve an Agreement and Plan of Reorganization for your HSBC Fund. The accompanying document describes the proposed transaction and compares the policies and expenses of the HSBC Funds to the Wilmington Portfolios for your evaluation.

         In considering whether to approve the Reorganization, you should note that:

         - The Reorganization is expected to result in a reduction in net operating expenses for HSBC Fund Shareholders;

         - The Wilmington Prime Money Market Portfolio outperformed the Cash Management Fund for each of the last six years period end December 31, 2000 and The Wilmington U.S. Government Money Market Portfolio outperformed the Government Money Market Fund and U.S. Treasury Money Market Fund for each of the last six and seven years end December 31, 2000, respectively. For details on expenses and investment performance, see page 17. Past performance is no guarantee of future results.

         - The exchange of shares in the Reorganization is not expected to result in the recognition of a gain or loss by a HSBC Fund or its shareholders and is therefore not a taxable event, UNLIKE A LIQUIDATION OF A FUND THAT COULD RESULT IN YOUR PAYING TAXES; and

         - The investment objectives, policies and risks of the Wilmington Portfolios are substantially similar to those of the corresponding HSBC Fund.

         AFTER CAREFUL CONSIDERATION, THE BOARD OF TRUSTEES OF EACH HSBC FUND UNANIMOUSLY APPROVED THIS PROPOSAL AND RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" THE PROPOSAL.

         A Proxy Statement/Prospectus that describes the Reorganization is enclosed. We hope that you can attend the Special Meeting of your HSBC Fund in person; however, we urge you in any event to vote your shares by completing and returning the enclosed proxy card in the envelope provided at your earliest convenience.

         YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN. IN ORDER TO AVOID THE ADDED COST OF FOLLOW-UP SOLICITATIONS AND POSSIBLE ADJOURNMENTS, PLEASE TAKE A FEW MINUTES TO READ THE PROXY STATEMENT/PROSPECTUS AND CAST YOUR VOTE. IT IS IMPORTANT THAT YOUR VOTE BE RECEIVED NO LATER THAN AUGUST 29, 2001.

         If needed, the Trust may retain Shareholder Communications Corporation, a professional proxy solicitation firm, to assist shareholders in the voting process. As the date of the Meetings approaches, if we have not already heard from you, you may receive a telephone call from Shareholder Communications Corporation reminding you to exercise your right to vote.

         We appreciate your participation and prompt response in this matter and thank you for your continued support.

                                         Sincerely,


                                         Wallace Grimm
                                         Secretary

                                HSBC FUNDS TRUST

                              Cash Management Fund
                          Government Money Market Fund
                         U.S. Treasury Money Market Fund
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                                 (800) 634-2536

 NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS OF CASH MANAGEMENT FUND, GOVERNMENT
             MONEY MARKET FUND, AND U.S. TREASURY MONEY MARKET FUND
                         SCHEDULED ON SEPTEMBER 7, 2001

To the Shareholder:

         Special Meetings of Shareholders of the Cash Management Fund, the Government Money Market Fund, and the U.S. Treasury Money Market Fund (each an HSBC Fund, and collectively, the "HSBC Funds"), each a series of HSBC Funds Trust (the "Trust"), are scheduled on September 7, 2001 at 10:00 a.m., local time, at the offices of the Trust at 3435 Stelzer Road Columbus, Ohio 43219 ("Special Meetings").

         At the Special Meetings, you will be asked to consider and approve the following:

         1.       CASH MANAGEMENT FUND SHAREHOLDERS ONLY:

                  To approve an Agreement and Plan of Reorganization providing for (a) the acquisition of all of the assets and liabilities of the Cash Management Fund by The Wilmington Prime Money Market Portfolio, a series of WT Mutual Fund, in exchange for shares of The Wilmington Prime Money Market Portfolio, (b) the investment of all of the assets acquired by The Wilmington Prime Money Market Portfolio in Prime Money Market Series, a series of WT Investment Trust I (the "Master Trust"), and (c) the subsequent dissolution of the Cash Management Fund.

                  BY APPROVING THE AGREEMENT AND PLAN OF REORGANIZATION FOR YOUR HSBC FUND, YOU WOULD BE AUTHORIZING FUNDAMENTAL INVESTMENT POLICIES PERMITTING YOUR REORGANIZED HSBC FUND TO INVEST ALL OF ITS ASSETS IN A CORRESPONDING MASTER FUND WITH THE SAME INVESTMENT OBJECTIVE AND SIMILAR INVESTMENT STRATEGIES AND INVESTMENT RISKS AS YOUR CURRENT HSBC FUND.

                  THE BOARD OF TRUSTEES OF YOUR HSBC FUND UNANIMOUSLY APPROVED THIS PROPOSAL.

                  GOVERNMENT MONEY MARKET FUND SHAREHOLDERS ONLY:

                  To approve an Agreement and Plan of Reorganization providing for (a) the acquisition of all of the assets and liabilities of the Government Money Market Fund by The Wilmington U.S. Government Portfolio, a series of WT Mutual Fund, in exchange for shares of The Wilmington U.S. Government Portfolio, (b) the investment of all of the assets acquired by The Wilmington U.S. Government Portfolio in U.S. Government Series, a series of the Master Trust, and (c) the subsequent dissolution of the Government Money Market Portfolio.

                  BY APPROVING THE AGREEMENT AND PLAN OF REORGANIZATION FOR YOUR HSBC FUND, YOU WOULD BE AUTHORIZING FUNDAMENTAL INVESTMENT POLICIES PERMITTING YOUR REORGANIZED HSBC FUND TO INVEST ALL OF ITS ASSETS IN A CORRESPONDING MASTER FUND WITH THE SAME INVESTMENT OBJECTIVE AND SIMILAR INVESTMENT STRATEGIES AND INVESTMENT RISKS AS YOUR CURRENT HSBC FUND.

                  THE BOARD OF TRUSTEES OF YOUR HSBC FUND UNANIMOUSLY APPROVED THIS PROPOSAL.

                  U.S. TREASURY MONEY MARKET FUND SHAREHOLDERS ONLY:

                  To approve an Agreement and Plan of Reorganization providing for (a) the acquisition of all of the assets and liabilities of the U.S. Treasury Money Market Fund by The Wilmington U.S. Government Portfolio, a series of WT Mutual Fund, in exchange for shares of The Wilmington U.S. Government Portfolio (b) the investment of all of the assets acquired by The Wilmington U.S. Government Portfolio in U.S. Government Series, a series of the Master Trust, and (c) the subsequent dissolution of the U.S. Treasury Money Market Fund.

                  BY APPROVING THE AGREEMENT AND PLAN OF REORGANIZATION FOR YOUR HSBC FUND, YOU WOULD BE AUTHORIZING FUNDAMENTAL INVESTMENT POLICIES PERMITTING YOUR REORGANIZED HSBC FUND TO INVEST ALL OF ITS ASSETS IN A CORRESPONDING MASTER FUND WITH THE SAME INVESTMENT OBJECTIVE AND SIMILAR INVESTMENT STRATEGIES AND INVESTMENT RISKS AS YOUR CURRENT HSBC FUND.

                  THE BOARD OF TRUSTEES OF YOUR HSBC FUND UNANIMOUSLY APPROVED THIS PROPOSAL.

         2.       TO BE CONSIDERED BY ALL HSBC FUND SHAREHOLDERS:

                  To transact such other business as may properly come before the Special Meetings or any adjournment thereof.

         Shareholders of record at the close of business on August 3, 2001, are entitled to notice of, and to vote at, the Meetings. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Meetings, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted. If you are present at the meeting, you may change your vote, if desired, at that time.

                                         By Order of the Board of Trustees

                                         Alaina V. Metz,
                                         Assistant Secretary



August 6, 2001

                                TABLE OF CONTENTS

                                                                                         PAGE
INTRODUCTION                                                                                1

SUMMARY                                                                                     3

   Comparison of Investment Objectives and Strategies                                       6
   Comparison of Portfolio Characteristics                                                  8
   Relative Performance                                                                     9
   Comparison of Investment Risks of the Funds                                             10
   Master-Feeder Structure                                                                 11

COMPARISON OF FEES AND EXPENSES                                                            11

   Total Operating Expenses                                                                11
   Management Fees                                                                         12
   Administration Fee                                                                      12
   Distribution (12b-1) Fees                                                               12
   Service Organization Fee                                                                12
   Expense Limitation Arrangements                                                         13
   Expense Table Comparison                                                                13

ADDITIONAL INFORMATION ABOUT THE WILMINGTON PORTFOLIOS                                     18

   Performance of the Wilmington Portfolios                                                18
   Wilmington Prime Money Market Portfolio - Investor Shares Calendar Year-by-Year
     Returns                                                                               18
   Wilmington U.S. Government Portfolio - Investor Shares Calendar Year-by-Year Returns    19

INFORMATION ABOUT THE REORGANIZATION                                                       19

   The Reorganization Agreements                                                           19
   Reasons for the Reorganization                                                          20
   Board Considerations                                                                    21
   Tax Considerations                                                                      22
   Description of Securities to Be Issued                                                  23
   Capitalization                                                                          23
   Expenses of the Reorganization                                                          24

ADDITIONAL INFORMATION ABOUT THE HSBC FUNDS AND THE WILMINGTON PORTFOLIOS                  24

   Form of Organization                                                                    24
   Investment Adviser and Advisory Agreement                                               25
   Purchases, Redemptions and Exchange of Shares                                           25
   Dividends and Other Distributions                                                       26
   Service Providers                                                                       26

GENERAL INFORMATION ABOUT THE PROXY STATEMENT                                              27

   Solicitation of Proxies                                                                 27

   Voting Rights                                                                           27
   Other Matters to Come Before the Meeting                                                29
   Shareholder Proposals                                                                   29
   Reports to Shareholders                                                                 29

APPENDIX A                                                                                A-1
APPENDIX B                                                                                B-1
APPENDIX C                                                                                C-1
APPENDIX D                                                                                D-1
APPENDIX E                                                                                E-1

                                HSBC FUNDS TRUST

                           PROXY STATEMENT/PROSPECTUS
                         Special Meeting of Shareholders
                                  To Be Held On
                                September 7, 2001
                              Cash Management Fund
                          Government Money Market Fund
                         U.S. Treasury Money Market Fund
                                3435 Stelzer Rd.
                              Columbus, Ohio 43219
                                 (800) 634-2536

                        Relating to a Reorganization into

                    The Wilmington Prime Money Market Portfolio and The Wilmington U.S. Government Portfolio

                                  INTRODUCTION

         This Proxy Statement/Prospectus is furnished to the shareholders of Cash Management Fund, Government Money Market Fund and U.S. Treasury Money Market Fund (each an "HSBC Fund," and collectively, the "HSBC Funds") in connection with the proposed reorganization of each of the HSBC Funds (the "Reorganization"). The Reorganization involves the transfer of all the assets and liabilities of Cash Management Fund to The Wilmington Prime Money Market Portfolio in exchange for shares of The Wilmington Prime Money Market Portfolio, and the transfer of all the assets and liabilities of Government Money Market Fund and U.S. Treasury Money Market Fund to The Wilmington U.S. Government Portfolio in exchange for shares of The Wilmington U.S. Government Portfolio. Both The Wilmington Prime Money Market Portfolio and The Wilmington U.S. Government Portfolio (each a "Wilmington Portfolio," and together, the "Wilmington Portfolios") are series of the WT Mutual Fund and are managed by Rodney Square Management Corporation ("RSMC"), a wholly-owned subsidiary of Wilmington Trust Corporation.

         Upon the exchange of shares of an HSBC Fund for shares of the corresponding Wilmington Portfolio, the HSBC Fund will distribute to its shareholders their pro rata portion of the shares of the reciprocal Wilmington Portfolio received in the Reorganization. The result will be a dissolution of each HSBC Fund. The shares of the Wilmington Portfolio that you receive will have an aggregate value equal to the aggregate value of the HSBC Fund shares you held as of the close of business on the day the Reorganization closes. You are being asked to vote on an Agreement and Plan of Reorganization for your HSBC Fund through which these transactions will be accomplished.

         Because you, as a shareholder of an HSBC Fund or Funds, are being asked to approve transactions that will result in your holding shares of one or more Wilmington Portfolios, this Proxy Statement also serves as a Prospectus for the Wilmington Portfolios.

         This Proxy Statement/Prospectus, which you should retain for future reference, contains important information about the Wilmington Portfolios that you should know before investing.

         For a more detailed discussion of the investment objectives, policies, restrictions and risks of a Wilmington Portfolio, see the Prospectus for the Investor shares of Wilmington Portfolios, dated November 1, 2000, (the "Wilmington Portfolios Prospectus") and the Statement of Additional Information ("SAI") for the Wilmington Portfolios dated November 1, 2000 (as revised February 23, 2001), which are incorporated by reference herein. For a more detailed discussion of the investment objectives, policies, restrictions and risks of each HSBC Fund, see the Prospectus (the "HSBC Funds Prospectus") and the SAI for the HSBC Funds, each dated April 30, 2001, which are incorporated by reference herein. The HSBC Funds and Wilmington Portfolios each provide periodic reports to their shareholders which highlight certain important information about the HSBC Funds and Wilmington Portfolios, respectively, including investment results and financial information. The annual report dated June 30, 2000, and the semi-annual report dated December 31, 2000 for each Wilmington Portfolio, are incorporated by reference herein. You may receive a copy of the most recent Wilmington Portfolios or HSBC Funds Prospectus or SAI, and the annual and semi-annual reports for either the HSBC Funds or the Wilmington Portfolios, without charge, by calling (800) 336-9970 (for the Wilmington Portfolios) and (800) 634-2536 (for the HSBC Funds). A copy of the SAI relating to the Reorganization is available upon request and without charge by calling
(800) 336-9970.

         You can copy and review information about the HSBC Funds or the Wilmington Portfolios (including their SAIs) at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the Commission at (202) 942-8090. Reports and other information about each Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

         THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         AN INVESTMENT IN AN HSBC FUND OR A WILMINGTON PORTFOLIO IS NOT A DEPOSIT IN A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE CAN BE NO GUARANTEE THAT A FUND WILL MAINTAIN A STABLE $1.00 NET ASSET VALUE.

                                     SUMMARY

         You should read this entire Proxy Statement/Prospectus carefully. For additional information, you should consult the Wilmington Portfolios Prospectus, the HSBC Funds Prospectus and the Agreement and Plan of Reorganization for your HSBC Fund, which is attached hereto as APPENDIX A.

         THE PROPOSED REORGANIZATION. On June 22, 2001, the Board of Trustees of HSBC Funds Trust approved an Agreement and Plan of Reorganization with respect to each HSBC Fund (the "Reorganization Agreements").

         Subject to shareholder approval, the Reorganization Agreement respecting Cash Management Fund provides for:

          - the transfer of all of the assets of the Cash Management Fund to The Wilmington Prime Money Market Portfolio, a series of WT Mutual Fund, in exchange for shares of The Wilmington Prime Money Market Portfolio, and the subsequent investment of all assets acquired by The Wilmington Prime Money Market Portfolio in the Prime Money Market Series, a series of WT Investment Trust I ("Master Trust");

          - the assumption by The Wilmington Prime Money Market Portfolio of all of the liabilities of the Cash Management Fund;

          -    the distribution of The Wilmington Prime Money Market

          -    Portfolio shares to the shareholders of the Cash Management Fund;
               and

          -    the subsequent dissolution of the Cash Management Fund

         Subject to shareholder approval, the Reorganization Agreement respecting Government Money Market Fund and U.S. Treasury Money Market Fund provides for:

          - the transfer of all the assets of the Government Money Market Fund and the U.S. Treasury Money Market Fund to The Wilmington U.S. Government Portfolio, a series of WT Mutual Fund, in exchange for shares of The Wilmington U.S. Government Portfolio, and the subsequent investment of all assets acquired by The Wilmington U.S. Government Portfolio in the U.S. Government Series, a series of Master Trust;

          - the assumption by The Wilmington U.S. Government Portfolio of all the liabilities of the Government Money Market Fund and the U.S. Treasury Money Market Fund;

          - the distribution of The Wilmington U.S. Government Portfolio shares to the shareholders of the Government Money Market Fund and the U.S. Treasury Money Market Fund; and

          - the subsequent dissolution of the Government Money Market Fund and U.S. Treasury Money Market Fund.

         The Reorganization is expected to be effective at the closing of business on September 27, 2001, or on a later date as the parties may agree (the "Closing"). As a result of the Reorganization, each shareholder of Class A, Class B and Class C shares of each HSBC Fund would become a shareholder of the Investor Share class of the corresponding Wilmington Portfolio.

         Each shareholder would hold, immediately after the Closing, shares of the Wilmington Portfolio having an aggregate value equal to the aggregate value of the shares of the corresponding Class of the HSBC Fund held by that shareholder as of the close of business on the day of the Closing.

         In considering whether to approve the Reorganization, you should note that:

          - FUND OPERATING EXPENSES. The proposed Reorganization is expected to result in a reduction in net operating expenses for shareholders of each HSBC Fund. The operating expenses, expressed as a percentage of net asset value per share for Class A shares of each HSBC Fund as compared to the Investor Class shares of each Wilmington Portfolio set forth below. As shown below, the expenses of each Wilmington Portfolio are lower than the expenses of the corresponding HSBC Fund, even after the expense waivers currently in effect for the HSBC Funds.

                                                                 WILMINGTON PRIME MONEY
                                      CASH MANAGEMENT FUND          MARKET PORTFOLIO
---------------------------------------------------------------------------------------
Expenses before fee waivers (at              1.45%                       .50%(1)
12/31/00 year-end)

Expenses after fee waivers (at               1.05%(2)                    .50%(1)
12/31/00 year-end)

Estimated expenses following the              N/A                        .58%(3)
Reorganization

-------------

(1) While the Distribution (12b-1) Plan provides for reimbursement of up to 0.20% of the Wilmington Portfolio's average net assets, the Board of Trustees of the Wilmington Portfolios has authorized payments of up to 0.05% of the Wilmington Portfolio's average net assets for the current fiscal year. The expenses above reflect the actual expenses incurred for the fiscal year ended June 30, 2000.

(2) HSBC Asset Management (Americas), Inc. has voluntarily agreed to waive or reimburse its management fee and reimburse fund expenses to the extent the Fund's ordinary operating expenses exceed 0.65%. This voluntary waiver will be discontinued as of September 28, 2001 and may be terminated or reduced at any time prior thereto. The administrator and distributor are also waiving certain fees and the HSBC Fund is limiting its Service Organization fee. Please see page ___ for a discussion of the waivers currently in effect.

(3) Currently, the Board of Trustees of the Wilmington Portfolios is considering increasing the authorized 12b-1 payments. The estimated expenses here assume 12-1 payments of up to 0.10% of a Portfolio's average net assets. If this increase is not approved by the Board, expenses following the Reorganization would be lower.

                                   GOVERNMENT MONEY        U.S. TREASURY MONEY     WILMINGTON U.S. GOVERNMENT
                                     MARKET FUND               MARKET FUND                  PORTFOLIO
---------------------------------------------------------------------------------------------------------------
Expenses before fee waivers             1.60%                     1.44%                       .54%(1)
(at 12/31/00 year-end)

Expenses after fee waivers              1.20%                     1.09%                       .54%(1)
(at 12/31/00 year-end)

Estimated expenses following             N/A                       N/A                        .62%(3)
the Reorganization

-------------

(1) While the Distribution (12b-1) Plan provides for reimbursement of up to 0.20% of the Wilmington Portfolio's average net assets, the Board of Trustees of the Wilmington Portfolios has authorized payments of up to 0.05% of the Wilmington Portfolio's average net assets for the current fiscal year. The expenses above reflect the actual expenses incurred for the fiscal year ended June 30, 2000.

(2) HSBC Asset Management (Americas), Inc. has voluntarily agreed to waive or reimburse its management fee and reimburse fund expenses to the extent the Fund's ordinary operating expenses exceed 0.65%. This voluntary waiver will be discontinued as of September 28, 2001 and may be terminated or reduced at any time prior thereto. The administrator and distributor are also waiving certain fees and the HSBC Funds is limiting its Service Organization fee. Please see page ___ for a discussion of the waivers currently in effect.

(3) Currently, the Board of Trustees of the Wilmington Portfolios is considering increasing the authorized 12b-1 payments. The estimated expenses here assume 12-1 payments of up to 0.10% of a Portfolio's average net assets. If this increase is not approved by the Board, expenses following the Reorganization would be lower.

          - FUND PERFORMANCE. The Wilmington Prime Money Market Fund outperformed the Cash Management Fund for each of the last six year ended December 31, 2000 and The Wilmington U.S. Government Money Market Fund outperformed the Government Money Market Fund and U.S. Treasury Money Market Fund for each of the last six and seven years ended December 31, 2000, respectively. For details on investment performances, see page 17. Past performance is no guarantee of future results.

          - INVESTMENTS. Each Wilmington Portfolio has investment objectives and policies that are similar to the corresponding HSBC Funds.

          - TAX CONSEQUENCES. For Federal income tax purpose, the exchange of shares in the Reorganization is not expected to result in recognition of gain or loss by an HSBC Fund or its shareholders; and is therefore not a taxable event, unlike a liquidation of a fund which could result in your paying taxes.

          - MASTER-FEEDER STRUCTURE. The Wilmington Portfolios operate as "feeder funds," which means that the Portfolios do not buy individual securities directly. Instead, they invest in a corresponding mutual fund, which in turn purchases investment securities. The Wilmington Prime Money Market Portfolio invests all of its assets in the Prime Money Market Series of the Master Trust, and The Wilmington U.S. Government Portfolio invests all of its assets in the U.S. Government Series of the Master Trust. The Prime Money Market Series and U.S. Government Series are hereinafter collectively referred to as the "Master Series." Each Wilmington Portfolio and its corresponding Master Series have the same investment objective, strategies and limitations. RSMC serves as the investment adviser for each Master Series.

          - VALUE OF INVESTMENT. The value of your investment in an HSBC Fund would be the same immediately before and after the Reorganization. Thereafter, however, the value of your investment in a Wilmington Portfolio will be based on the investment performance of the Master Funds.

          - CLASSES OF SHARES. Each Wilmington Portfolio offers two classes of shares, Investor Class and Service Class Shares. These classes of shares are subject to a Rule 12b-1 fee. After the Reorganization, holders of Class A, B and C shares of HSBC Funds will receive Investor Class shares of the corresponding Wilmington Portfolios. Shareholders of Class B and Class C shares will not be subject to a contingent deferred sales charge when their shares are exchanged for Investor Class shares pursuant to the terms of the Reorganization.

         Approval of a Reorganization Agreement requires the affirmative vote of a majority of the outstanding shares of the relevant HSBC Fund.

         After careful consideration, the Board of Trustees of each HSBC Fund unanimously approved the proposed Reorganization. The Board recommends that you vote "FOR" the proposed Reorganization.

COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

         As you will see from the chart below, the investment objectives and strategies of the HSBC Funds generally are similar to those of the Wilmington Portfolios and their respective Master Series. The Wilmington Portfolios and their respective Master Series have identical investment objectives and strategies.

         INVESTMENT OBJECTIVE: The investment objective of each HSBC Fund is to provide as high a level of current income as is consistent with preservation of capital and liquidity.

         The investment objective of each Wilmington Portfolio is to seek a high level of current income consistent with the preservation of capital and liquidity.

                     CASH MANAGEMENT FUND                                         WILMINGTON PRIME MONEY MARKET PORTFOLIO
PRIMARY INVESTMENT   The Fund invests in a broad range of short-term money        The Portfolio invests its assets in the
STRATEGIES           market instruments including:                                corresponding Master Series, which in turn
                                                                                  invests in:
                     -    Obligations issued or guaranteed by the U.S.
                          Government or its agencies or instrumentalities;        -    U.S. dollar-denominated
                                                                                       obligations of major U.S. and
                     -    variable rate demand and master demand notes;                foreign banks and their branches
                                                                                       located outside of the United
                     -    certain repurchase agreements;                               States, of U.S. branches of foreign
                                                                                       banks, of foreign branches of
                     -    negotiable certificates of deposit, bankers'                 foreign banks, of U.S. agencies of
                          acceptances, time deposits, and other obligations            foreign banks and wholly owned
                          issued or supported by U.S. (including foreign               banking subsidiaries of foreign
                          branches) banks that have more than $1 billion in            banks;
                          total assets at the time of investment;
                                                                                  -    high quality commercial paper and
                     -    U.S. Dollar-denominated obligations of foreign               corporate obligations;
                          banks (including U.S. branches) which at the time
                          of investment (i) have more than $10 billion, or        -    U.S. Government obligations;
                          the equivalent in other currencies, in total
                          assets, (ii) have branches or agencies in the           -    high quality municipal securities; and
                          United States, and (iii) in the opinion of the
                          Fund's investment adviser, are of an investment         repurchase agreements that are fully
                          quality comparable to obligations of U.S. Banks         collateralized by U.S. Government
                          which may be purchased by the Fund and present          obligations.
                          minimal credit risk;

                     - Domestic and foreign commercial paper rated in the highest category by one or more nationally recognized statistical rating organizations or rating agencies, or if unrated, determined to be of comparable quality by the Adviser; and

                     -    Investment grade corporate debt securities

                     - The Fund may invest more than 25% of the current value of its total assets in domestic bank obligations
                          (including bank obligations subject to repurchase agreements).

                     DIFFERENCES IN INVESTMENT STRATEGY:

                     The primary investment strategies of the Cash Management Fund and Wilmington Prime Money Market Portfolio differ notably in that the HSBC Fund's investments may be focused on domestic obligations. The Wilmington Portfolio has no particular focus with respect to obligations and may invest in domestic or foreign obligations. Another notable difference between the two funds is that the HSBC Fund may invest in variable rate demand and master notes.

                                   GOVERNMENT                         U.S. TREASURY                WILMINGTON U.S.
                                MONEY MARKET FUND                   MONEY MARKET FUND            GOVERNMENT PORTFOLIO
PRIMARY              The Fund invests exclusively in            The Fund invests              The Portfolio invests in
INVESTMENT           obligations issued or guaranteed by the    exclusively in direct         its corresponding Master
STRATEGY             U.S. Government, its agencies or           obligations of the U.S.       Series, which in turn
                     instrumentalities, and repurchase          Treasury and certain          invests at least 65% of its
                     agreements with respect to these types     repurchase agreements.        assets in U.S. Government
                     of obligations, including:                 The Fund does not invest      obligations and repurchase
                                                                in obligations issued or      agreements that are fully
                     -    issues of the U.S. Treasury, such     guaranteed by agencies or     collateralized by such
                          as bills, notes and bonds.            instrumentalities of the      obligations.
                                                                U.S. Government, and does
                     -    issues of U.S. Government             not enter into loans of
                          agencies and instrumentalities        portfolio securities.
                          established under the authority of
                          an Act of Congress, including:

                          -    obligations supported  by
                               the "full faith and credit"
                               of the United States

                          -    obligations supported by the
                               right of the issuer to
                               borrow from the U.S.
                               Treasury

                          -    obligations supported only by
                               the credit of the issuing
                               agency or instrumentality

                     DIFFERENCES IN INVESTMENT STRATEGY:

                     You should know that Government Money Market Fund invests 100% of its assets in the U.S. Government securities described above, whereas the Wilmington U.S. Government Portfolio invests at least 65% in such securities. The U.S. Treasury Money Market Fund invests 100% of its assets in U.S. Treasury obligations, which are one type of security in which the Wilmington Portfolio may invest. The Wilmington U.S. Government Portfolio may invest up to 35% of its assets in other types of securities as described in its prospectus.

                     You should also note that due to recent changes in federal securities law, the Series will invest at least 80% of its assets, beginning November 2001.

COMPARISON OF PORTFOLIO CHARACTERISTICS

         The following table compares certain characteristics of the HSBC Funds to the Wilmington Portfolios as of December 31, 2000:

                                                         CASH                          WILMINGTON PRIME MONEY
                                                    MANAGEMENT FUND                       MARKET PORTFOLIO
Net Assets                                         $                                      $2,840,293,668
Number of Holdings                                                                               55
Investments                                              ____%                                  99.2%
Portfolio Composition

                                        GOVERNMENT                 U.S. TREASURY               WILMINGTON U.S.
                                    MONEY MARKET FUND            MONEY MARKET FUND           GOVERNMENT PORTFOLIO
Net Assets                               $                             $                           $972,386,575
Number of Holdings                                                                                    53
Investments                               ____%                        ____%                        99.5%
Portfolio Composition


RELATIVE PERFORMANCE

         The following tables show the annual total returns for: (a) Class A shares of the HSBC Funds; and (b) Investor Class shares of the Wilmington Portfolios. The performance of the HSBC Funds in the table reflects fee waivers and expense reimbursements. Returns would be lower absent such waivers and expense reimbursements. Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. The performance of Class B and Class C shares of the HSBC Funds will differ from the performance shown in the table because of the differences in the expenses of the classes. Past performance is not an indication of future performance.

                                                     CASH                        WILMINGTON PRIME MONEY
             PERIOD ENDED                       MANAGEMENT FUND                     MARKET PORTFOLIO*
----------------------------------------    ------------------------    ------------------------------------------
               12/31/91                              5.92%                                6.05%
               12/31/92                              3.77%                                3.61%
               12/31/93                              3.11%                                2.86%
               12/31/94                              3.95%                                3.89%
               12/31/95                              5.41%                                5.63%
               12/31/96                              5.00%                                5.08%
               12/31/97                              5.18%                                5.22%
               12/31/98                              5.15%                                5.17%
               12/31/99                              4.75%                                4.80%
               12/31/00                              6.00%                                6.11%
            1/1/01-6/30/01                                %                               2.44%
                                  GOVERNMENT                 U.S. TREASURY                 WILMINGTON U.S.
     PERIOD ENDED              MONEY MARKET FUND           MONEY MARKET FUND            GOVERNMENT PORTFOLIO*
------------------------    ------------------------    -------------------------    -----------------------------
       12/31/91                      5.79%                       5.60%                          5.73%
       12/31/92                      3.80%                       3.27%                          3.38%
       12/31/93                      2.99%                       2.65%                          2.82%
       12/31/94                      3.83%                       3.60%                          3.82%
       12/31/95                      5.32%                       5.04%                          5.51%
       12/31/96                      4.87%                       4.68%                          4.99%
       12/31/97                      5.05%                       4.98%                          5.12%
       12/31/98                      5.01%                       4.86%                          5.07%
       12/31/99                      4.65%                       4.39%                          4.69%
       12/31/00                      5.78%                       5.57%                          5.94%
    1/1/01-6/30/01                   ___%                         ___%                          2.34%

* For more information about the performance of the Wilmington Portfolios, see the SAI of the Wilmington Portfolios.

         As illustrated above, Wilmington Prime Money Market Portfolio outperformed the Cash Management Fund for each of the last six years ended December 31, 2000, and the Wilmington U.S. Government Portfolio outperformed the Government Money Market and U.S. Treasury Money Market Funds for each of the last six and ten years ended December 31, 2000, respectively. Past performance is no guarantee of future results.

COMPARISON OF INVESTMENT RISKS OF THE FUNDS

         Because the HSBC Funds and the Wilmington Portfolios have investment objectives and strategies that are substantially similar, many of the risks of investing in a Wilmington Portfolio are similar to the risks of investing in the HSBC Funds. The main risk of any investment is that you may lose money on your investment. The value of a fund will decrease if the value of the fund's underlying investments decrease. Although each HSBC Fund and each Wilmington Portfolio seeks to preserve the value of shareholders' investments at $1.00 per share, it is possible to lose money by investing in the HSBC Funds or the Wilmington Portfolios. An investment in an HSBC Fund or a Wilmington Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

         INTEREST RATE RISK. Because the HSBC Funds and the Wilmington Portfolios invest in short-term securities, a decline in interest rates will affect yields as these securities mature or are sold and new short-term securities with lower yields are purchased. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller for securities with longer maturities. Because the HSBC Funds and Wilmington Portfolios invest in securities with short maturities and seek to maintain a stable net asset value of $1.00 per share, it is possible that an increase in interest rates would change the value of your investment.

         CREDIT RISK. Credit risk is the possibility that a security's credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). The HSBC Funds and Wilmington Portfolios invest in highly-rated securities to minimize credit risk. Under Rule 2a-7 of the Investment Company Act of 1940, as amended (the "1940 Act"), 95% of a money market fund's holdings must be rated in the highest credit category (e.g., A-1 or A-1+) and the remaining 5% must be rated no lower than the second highest credit category.

         FOREIGN SECURITIES RISK. The Cash Management Fund and Wilmington Prime Money Market Portfolio investments in U.S. Dollar-denominated obligations (or credit and liquidity enhancements) of foreign banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and commercial paper of foreign companies may be subject to foreign risk. Foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases, significantly from U.S. standards. Foreign risk includes nationalization, expropriation or commandeering taxation, political changes or diplomatic developments that could adversely affect such investments.

         MARKET RISK AND PREPAYMENT RISK. Each HSBC Fund and Wilmington Portfolio is also subject to market risk and prepayment risk. Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Prepayment risk is the risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

MASTER-FEEDER STRUCTURE

         Other institutional investors, including other mutual funds, may invest in the Master Series. The master-feeder structure enables various institutional investors, including the Wilmington Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of a Master Series, including the Wilmington Portfolios, will pay its proportionate share of the Master Series' expenses.

         Rodney Square Management Corporation has adopted this master-feeder structure to take advantage of the flexibility it offers mutual fund operations and greater potential of administrative and operational efficiencies.

         Although the Wilmington Portfolios' master-feeder structure is designed to reduce costs, it may not do so, and a Wilmington Portfolio might encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares of a Master Series could have adverse effects on a Wilmington Portfolio such as requiring the liquidation of a substantial portion of the Master Series' holdings at a time when it could be disadvantageous to do so. Also, other feeders of a Master Series may have a greater ownership interest in the Master Series than the Wilmington Portfolios' interest and, therefore, could have effective voting control over the operation of the Master Series.

         While there are benefits related to the master-feeder structure, a fund may decide not to continue its participation in such a structure. For example, for reasons relating to costs or a change in investment objective, among others, a Wilmington Portfolio could switch to another "master fund" or decide to manage its assets itself. None of the Wilmington Portfolios are currently contemplating such a move. Currently, the Wilmington Portfolios are the only "feeder funds" in each Master Series.

                         COMPARISON OF FEES AND EXPENSES

         The following discussion describes and compares the fees and expenses of the Cash Management Fund to The Wilmington Prime Money Market Portfolio and the Government Money Market and U.S. Treasury Money Market Funds to The Wilmington U.S. Government Portfolio. For further information about the fees and expenses of the Wilmington Portfolios, see APPENDIX C hereto.

TOTAL OPERATING EXPENSES

         Unlike the HSBC Funds, the Wilmington Portfolios do not directly incur advisory, brokerage and custodial fee and expense obligations. Such fees are incurred by the Master Series. Distribution, transfer agency and shareholder servicing fee obligations are incurred by the Wilmington Portfolios. Although certain itemized fund expenses will change, the maximum total operating expenses payable by each Wilmington Portfolio (including those expenses paid by the Master Series) are lower than the maximum total operating expenses currently payable by the corresponding HSBC Fund.

MANAGEMENT FEES

         Currently, absent the adviser's fee waivers, the HSBC Funds management fees are .35% of each of the HSBC Funds average net assets. Pursuant to RSMC's advisory agreement with the Master Series, RSMC is entitled to a monthly fee based on the assets of each Master Series. The management fee rates are as follows: 0.47% of a Master Series' first $1 billion of average daily net assets; 0.43% of a Master Series' next $500 million of average daily net assets; 0.40% of a Master Series' next $500 million of average daily net assets; and 0.37% of a Master Series' average daily net assets in excess of $2 billion. Out of its fees, RSMC makes payments to PFPC Inc. for the provision of administrations, accounting and transfer agency services. Unlike the Master Series, each HSBC Fund pays, in addition to the 0.35% management fee, separate fees for administration and accounting (as described below) and for transfer agency services.

ADMINISTRATION FEE

         The HSBC Funds are subject to an administrative fee of .15% for each class of shares. The administrator of the HSBC Funds has contractually agreed to limit its administrative fee to .10% for each class of shares for a one-year period ending April 30, 2002. Upon the Reorganization, you will no longer be obligated to pay an administrative service fee because the Wilmington Portfolios do not impose such a fee on any of their shares.

DISTRIBUTION (12b-1) FEES

         The Board of Trustees of the Wilmington Portfolios has adopted a distribution plan under Rule 12b-1 on behalf of its Investor Class shares. The Rule 12b-1 plans allow a Wilmington Portfolio to pay a fee to the distributor for the sale and distribution of its Investor Class shares. Pursuant to its distribution plan, each Wilmington Portfolio may pay a distribution fee for Investor Class shares in an amount up to .20% of a Portfolio's average daily net assets. However, the Board of Trustees of the Wilmington Portfolios have only authorized reimbursements of distribution expenditures of up to .05% of each Portfolio's average net assets for the stated period. At their discretion, the Board may terminate this cap and/or increase reimbursement of distribution expenses in an amount up to .20% of a Portfolio's average daily net assets.

         Currently, for the HSBC Funds, the distribution fee is .35% for its Class A shares and .75% for its Class B and C shares.

SERVICE ORGANIZATION FEE

         Various banks, trust companies, broker-dealers and other financial organizations ("Service Organizations") may provide certain administrative services for its customers who invest in the Wilmington Portfolios or the HSBC Funds. Currently, the HSBC Fund may pay Service Organizations a fee at an annual rate of up to .35% for its Class A shares and up to .50% for its Class B and Class C shares. The Wilmington Portfolios have no service organization fees.

OTHER SERVICE PROVIDER FEES

         Each HSBC Fund pays BISYS Fund Services, Inc.("BISYS") a transfer agent fee of $25 per account and sub-account per annum. In addition, the HSBC Funds have agreed to pay BISYS certain transaction charges, wire charges and out-of-pocket expenses.

EXPENSE LIMITATION ARRANGEMENTS

         Currently, expense limitation arrangements are in place for the HSBC Funds. Under the terms of its expense limitation contract, BISYS Fund Services Ohio, Inc., the HSBC Fund's administrator, has agreed to limit its administrative services fee to 0.10% for each class of shares for a one-year period ending April 30, 2002. With respect to Class A shares, BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services, the HSBC Fund's distributor, has agreed to limit its distribution fee to 0.10% with respect to Class A shares of the Cash Management Fund and Government Money Market Fund and 0.15% with respect to U.S. Treasury Money Market Fund for a one year period ending April 30, 2002. Each of these waivers will be discontinued as of the date of the Reorganization.

         The HSBC Funds have committed to limit its service organization fee to 0.10% for Class A shares and 0.25% for Class B and Class C shares for a one-year period ending April 30, 2002.

         HSBC Asset Management (Americas), Inc., the investment adviser of the HSBC Funds, has voluntarily agreed to waive or reimburse its management fee and to reimburse fund expenses to the extent that each HSBC Fund's ordinary expenses exceed 0.65% for Class A shares and 1.65% with respect to Class C shares. This voluntary waiver or reimbursement respecting the management fee will be discontinued as of September 28, 2001 and may be reduced or discontinued at any time prior thereto.

         The Wilmington Portfolios are subject to the expenses listed below. While the Wilmington Portfolios do not have any expense limitation arrangements in place, other than the limitation on distribution fees discussed above, the total annual operating expenses of each Wilmington Portfolio are not expected to exceed the current annual operating expenses after voluntary and contractual fee waivers of the corresponding HSBC Fund.

EXPENSE TABLE COMPARISON

         The current expenses of each of the HSBC Funds, Wilmington Portfolios, and estimated pro forma expenses giving effect to the proposed Reorganization are shown in the following tables. Expenses for the HSBC Funds and the Wilmington Portfolios are based upon the operating expenses incurred by a Fund for the year ended December 31, 2000. PRO FORMA expenses show estimated expenses of the Wilmington Portfolios after giving effect to the proposed Reorganization. PRO FORMA numbers are estimated in good faith, are hypothetical, and are adjusted for contractual changes.

         As shown in the tables below, the management fees for each Wilmington Portfolio are higher than the management fees for the HSBC Funds after its fee waivers and reimbursements. However, all other Wilmington Portfolio expenses are lower, and the total annual operating expense for the Wilmington Portfolios are significantly lower than the fees for the HSBC Funds.

The HSBC Funds carry additional administration fees and service organization fees not imposed by the Wilmington Portfolios. Furthermore, the Investor Class of the Wilmington Portfolios are not subject to any front-end or back-end sales charges. Neither the Wilmington Portfolios, nor the HSBC Funds charge any redemption fees, exchange fees, or sales charges on reinvested dividends.

         The HSBC Funds are subject to the sales load structure described in the table below.

                         TRANSACTION FEES ON INVESTMENTS
                       (fees paid directly from your investment)

                                                     HSBC FUNDS                    WILMINGTON PORTFOLIOS
                                         CLASS A      CLASS B      CLASS C            INVESTOR CLASS
Maximum sales charge (load)                None         None         None                  None
imposed on purchases (as a
percentage of offering price)

Maximum deferred sales charge              None        4.00%(1)     1.00%(2)               None
(load) (as a percentage of the
lower of original purchase price
or redemption proceeds)

Redemption fee (as a percentage of         None         None         None                  None
amount redeemed, if applicable)

------------------------------------

(1) A contingent deferred sales charge ("CDSC") applies to redemptions of Class B shares of the HSBC Funds. The CDSC declines over a period of five years after purchase. The rates of the CDSC applicable to redemptions of Class B shares of the HSBC Funds are as follows: 4.00% for the first year; 3.00% for the second year; 2.00% for the third year; 1.00% for the fourth year; and 0.00% after the fourth year.

(2) A CDSC of 1% applies to redemptions of Class C shares of the HSBC Funds and within the first year of purchase.

                  COMPARISON OF ANNUAL FUND OPERATING EXPENSES
                                   (UNAUDITED)
                  (expenses that are deducted from fund assets,
            shown as a ratio of expenses to average daily net assets)

        CASH MANAGEMENT FUND AND WILMINGTON PRIME MONEY MARKET PORTFOLIO

                                                                         SERVICE               TOTAL FUND
                          MANAGEMENT   ADMINISTRATIVE   DISTRIBUTION   ORGANIZATION   OTHER     OPERATING                NET FUND
                             FEES       SERVICE FEES      (12b-1)          FEE       EXPENSES   EXPENSES    FEE WAIVER   EXPENSES
CASH MANAGEMENT FUND -
CLASS A                    .35% (1)      .15% (2)         .20% (3)       .35% (4)      .40%       1.45%    .40% (2,3,4)   1.05%

CASH MANAGEMENT FUND -
CLASS B                    .35% (1)      .15% (2)         .75% (3)       .50% (4)      .40%       2.15%    .30% (2,3,4)   1.85%

CASH MANAGEMENT FUND -
CLASS C                    .35% (1)      .15% (2)         .75% (3)       .50% (4)      .40%       2.15%    .30% (2,3,4)   1.85%

WILMINGTON PRIME
   MONEY MARKET
   PORTFOLIO INVESTOR
   CLASS (5)                 .44%           N/A           .02% (6)         N/A         .04%       .50%           N/A       .50%

WILMINGTON PRIME
   MONEY MARKET
   PORTFOLIO AFTER
   REORG.
   (PRO FORMA)               .44%           N/A           .10% (7)         N/A         .04%       .58%           N/A       .58%

(1) The adviser of the HSBC Fund has voluntarily agreed to waive or reimburse its management fee and reimburse fund expenses to the extent the Fund's ordinary operating expenses exceed .65% for Class A shares and 1.65% for Class B and Class C shares of the Fund's average daily net assets. This voluntary waiver/reimbursement will be discontinued as of September 28, 2001 and may be reduced or terminated any time prior thereto.

(2) The administrator of the HSBC Fund is contractually limiting its administrative services fee to .10% with respect to each class of shares until April 30, 2002. This limitation will be discontinued as of the date of the Reorganization.

(3) The distributor of the HSBC Fund is contractually limiting the distribution (12b-1) fee to .10% for Class A shares until April 30, 2002. This limitation will be discontinued as of the date of the Reorganization.

(4) The HSBC Fund has committed to limit its service organization fee to .10% for Class A shares and .25% for Class B and Class C shares until April 30, 2002. This limitation will be discontinued as of the date of the Reorganization.

(5) The information regarding the Wilmington Portfolios after the Reorganization in the table above and Example below each reflect the aggregate annual operating expenses of the Wilmington Portfolio and its corresponding Master Series in which the Portfolio invests.

(6) While the Distribution (12b-1) Plan for the Wilmington Portfolio provides for reimbursement of up to 0.20% of the Portfolio's average net assets, the Board of Trustees of the Wilmington Portfolios has authorized annual payments of up to 0.05% of the Portfolio's average net assets for the current fiscal year. The expense above reflects the actual expenses incurred for the fiscal year ended June 30, 2000.

(7) Currently, the Board of Trustees of the Wilmington Portfolios is considering increasing the authorized 12b-1 payments. The estimated expenses here assume 12b-1 payments of up to 0.10% of a Portfolio's average net assets. If this increase is not approved by the Board, the expenses following the Reorganization would be lower.

                    GOVERNMENT FUND, U.S. TREASURY MONEY MARKET FUND
                            AND WILMINGTON U.S. GOVERNMENT PORTFOLIO

                                                                         SERVICE               TOTAL FUND
                          MANAGEMENT   ADMINISTRATIVE   DISTRIBUTION   ORGANIZATION   OTHER     OPERATING                NET FUND
                             FEES       SERVICE FEES      (12b-1)          FEE       EXPENSES   EXPENSES    FEE WAIVER   EXPENSES
GOVERNMENT FUND CLASS
   A                       .35% (1)       .15% (2)        .20% (3)       .35% (4)      .55%       1.60%    .40% (2,3,4)    1.20%

GOVERNMENT FUND -
   CLASS B                 .35% (1)       .15% (2)        .75% (3)       .50% (4)      .55%       2.30%    .30% (2,3,4)    2.00%

GOVERNMENT FUND -
   CLASS C                 .35% (1)       .15% (2)        .75% (3)       .50% (4)      .55%       2.30%    .30% (2,3,4)    2.00%

U.S. TREASURY FUND -
   CLASS A                   .35%           .15%            .20%           .35%        .39%       1.44%         .35%       1.09%

U.S. TREASURY FUND -
   CLASS B                   .35%           .15%            .75%           .50%        .39%       2.14%         .30%       1.84%

U.S. TREASURY FUND -
   CLASS C                   .35%           .15%            .75%           .50%        .39%       2.14%         .30%       1.84%

WILMINGTON U.S.
   GOVERNMENT
   PORTFOLIO INVESTOR
   CLASS (5)                 .47%            N/A          .01% (6)         N/A         .06%       .54%           N/A        .54%

WILMINGTON U.S.
   GOVERNMENT
   PORTFOLIO AFTER
   REORG.
   (PRO FORMA)               .46%            N/A          .10% (7)         N/A         .06%       .62%           N/A        .62%

(1) The adviser of the HSBC Funds has voluntarily agreed to waive or reimburse its management fee and reimburse fund expenses to the extent the Fund's ordinary operating expenses exceed .65% for Class A shares and 1.65% for Class B and Class C shares of the Fund's average daily net assets. This voluntary waiver/reimbursement will be discontinued as of September 28, 2001 and may be reduced or terminated at any time prior thereto.

(2) The administrator of the HSBC Funds is contractually limiting its administrative services fee to .10% for each class of shares until April 30, 2002. This limitation will be discontinued as of the date of the Reorganization.

(3) The distributor of the HSBC Funds is contractually limiting the distribution (12b-1) fee to .10% for Class A shares until April 30, 2002. This limitation will be discontinued as of the date of the Reorganization.

(4) The HSBC Funds have committed to limit their service organization fee to .10% for Class A shares and .25% for Class B and Class C shares until April 30, 2002. This limitation will be discontinued as of the date of the Reorganization.

(5) The table above and Example below each reflect the aggregate annual operating expenses of the Wilmington Portfolio and its corresponding Master Series in which the Portfolio invests.

(6) While the Distribution (12b-1) Plan for the Wilmington Portfolio provides for reimbursement of up to 0.20% of the Portfolio's average net assets, the Board of Trustees of the Wilmington Portfolio has authorized annual payments of up to 0.05% of the Portfolio's average net assets for the current fiscal year. The expense above reflects the actual expenses incurred for the fiscal year ended June 30, 2000.

(7) Currently, the Board of Trustees of the Wilmington Portfolios is considering increasing the authorized 12b-1 payments. The estimated expenses here assume 12b-1 payments of up to 0.10% of a Portfolio's average net assets. If this increase is not approved by the Board, the expenses following the Reorganization would be lower.

         EXAMPLES. The following examples are intended to help you compare the cost of investing in the HSBC Funds and Wilmington Portfolios separately, and in the Wilmington Portfolios after the Reorganization on a PRO FORMA basis -- assuming the Reorganization occurs. The examples assume that you invest $10,000 in each fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that each fund's operating expenses remain the same except for the expiration of HSBC Funds' waivers and the Wilmington Portfolios' cap on 12b-1 fees. The 5% return is an assumption and is not intended to portray past or future investment results. Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown. Your actual costs may be higher or lower.

                     CASH MANAGEMENT FUND AND WILMINGTON PRIME MONEY MARKET PORTFOLIO

  CASH MANAGEMENT FUND CLASS A SHARES    CASH MANAGEMENT FUND CLASS B SHARES   CASH MANAGEMENT FUND CLASS C SHARES
  -----------------------------------    -----------------------------------   -----------------------------------
    1          3         5        10        1        3         5        10        1        3         5        10
   YEAR      YEARS     YEARS    YEARS     YEAR     YEARS     YEARS    YEARS     YEAR     YEARS     YEARS     YEARS
   ----      -----     -----    -----     ----     -----     -----    -----     ----     -----     -----     -----
   $107       $419     $754     $1,701    $588      $844    $1,127    $2,117    $288      $644     $1,127   $2,459

                                           WILMINGTON PRIME MONEY MARKET
WILMINGTON PRIME MONEY MARKET PORTFOLIO              PORTFOLIO
            INVESTOR SHARES               AFTER REORGANIZATION (PRO FORMA)*
            ---------------               ---------------------------------
    1          3         5        10        1        3         5        10
   YEAR      YEARS     YEARS    YEARS     YEAR     YEARS     YEARS    YEARS
   ----      -----     -----    -----     ----     -----     -----    -----
   $51        $160     $280      $628      $59      $186     $324      $726

*Estimated.

         You would pay the following expenses if you did not redeem your shares:

  CASH MANAGEMENT FUND CLASS B SHARES    CASH MANAGEMENT FUND CLASS C SHARES
  -----------------------------------    -----------------------------------
    1          3         5        10        1        3         5        10
   YEAR      YEARS     YEARS    YEARS     YEAR     YEARS     YEARS    YEARS
   ----      -----     -----    -----     ----     -----     -----    -----
   $188       $644    $1,127    $2,117    $188      $644     $1,127   $2,459

          GOVERNMENT MONEY MARKET FUND, U.S. TREASURY MONEY MARKET FUND
                    AND WILMINGTON U.S. GOVERNMENT PORTFOLIO

                                   GOVERNMENT MONEY MARKET
  GOVERNMENT MONEY MARKET FUND               FUND              GOVERNMENT MONEY MARKET FUND
         CLASS A SHARES                 CLASS B SHARES                CLASS C SHARES
         --------------                 --------------                --------------
   1       3        5       10     1      3       5      10      1       3       5      10
 YEAR    YEARS    YEARS   YEARS   YEAR  YEARS   YEARS   YEARS   YEAR   YEARS   YEARS  YEARS
 ----    -----    -----   -----   ----  -----   -----   -----   ----   -----   -----  -----
 $122     $466    $833    $1,866  $603   $890   $1,203  $2,276  $303    $690   $1,203 $2,613
       U.S. TREASURY FUND              U.S. TREASURY FUND           U.S. TREASURY FUND
         CLASS A SHARES                  CLASS B SHARES               CLASS C SHARES
         --------------                  --------------               --------------
   1       3        5       10      1      3      5       10     1      3       5      10
 YEAR    YEARS    YEARS   YEARS   YEAR   YEARS  YEARS   YEARS   YEAR  YEARS   YEARS   YEARS
 ----    -----    -----   -----   ----   -----  -----   -----   ----  -----   -----   -----
 $111     421     $754    $1,694  $587   $841   $1,122  $2,107  $287   $641   $1,122  $2,449

                                   WILMINGTON U.S. GOVERNMENT
   WILMINGTON U.S. GOVERNMENT              PORTFOLIO
           PORTFOLIO                  AFTER REORGANIZATION
        INVESTOR SHARES                   (PRO FORMA)*
        ---------------                   -----------
   1       3        5       10      1      3      5       10
 YEAR    YEARS    YEARS   YEARS   YEAR   YEARS  YEARS   YEARS
 ----    -----    -----   -----   ----   -----  -----   -----
  $51     $160    $280     $628    $51   $160    $280    $628

*Estimated.

         You would pay the following expenses if you did not redeem your shares:

  GOVERNMENT MONEY MARKET FUND    GOVERNMENT MONEY MARKET FUND
         CLASS B SHARES                  CLASS C SHARES
         --------------                  --------------
   1       3        5       10      1      3      5       10
 YEAR    YEARS    YEARS   YEARS   YEAR   YEARS  YEARS   YEARS
 ----    -----    -----   -----   ----   -----  -----   -----
 $203     $690    $1,203  $2,276  $203   $690   $1,203  $2,613
       U.S. TREASURY FUND              U.S. TREASURY FUND
         CLASS B SHARES                  CLASS C SHARES
         --------------                  --------------
   1       3        5       10      1      3      5       10
 YEAR    YEARS    YEARS   YEARS   YEAR   YEARS  YEARS   YEARS
 ----    -----    -----   -----   ----   -----  -----   -----
 $187     $641   $1,122   $2,107  $187   $641   $1,122  $2,449

             ADDITIONAL INFORMATION ABOUT THE WILMINGTON PORTFOLIOS

PERFORMANCE OF THE WILMINGTON PORTFOLIOS

         The bar charts and tables that follow provide an indication of the risks of investing in the Wilmington Portfolios by showing changes in the Wilmington Portfolios' annual total return from year to year for the past ten
(10) calendar years, and by showing the Wilmington Portfolios' average annual returns for one year, five years and ten years (on a calendar year basis). The information in the bar chart is based on the performance of the Investor Class shares of the Wilmington Portfolios. The Wilmington Portfolios' past performance is not necessarily an indication of how a Portfolio will perform in the future. Total returns include reinvestment of dividends and capital gains distributions, if any.

            WILMINGTON PRIME MONEY MARKET PORTFOLIO - INVESTOR SHARES
                          CALENDAR YEAR-BY-YEAR RETURNS

    1991         1992       1993        1994        1995        1996       1997        1998        1999       2000
    ----         ----       ----        ----        ----        ----       ----        ----        ----       ----
   6.05%        3.61%       2.86%      2.86%       5.63%       5.08%       5.22%      5.17%       4.80%       6.11%

         During the period shown in the bar chart, the highest return for a quarter was 1.72% for the quarter ended March 31, 1991 and the lowest return for a quarter was 0.70% for the quarter ended June 30, 1993. The year-to-date return as of June 30, 2001 was 2.44%.

         The table below shows what the average annual total returns of the Wilmington Prime Money Market Portfolio would equal if you averaged out actual performance over various lengths of time.

       AVERAGE ANNUAL TOTAL RETURNS for the period ended December 31, 2000

                                         1 YEAR       5 YEARS     10 YEARS
                                         ------       -------     --------
  Wilmington Prime Money Market          6.11%         5.28%        4.84%
  Portfolio -- Investor Shares

             WILMINGTON U.S. GOVERNMENT PORTFOLIO - INVESTOR SHARES
                          CALENDAR YEAR-BY-YEAR RETURNS

    1991         1992       1993        1994        1995        1996       1997        1998        1999       2000
    ----         ----       ----        ----        ----        ----       ----        ----        ----       ----
   5.73%        3.38%       2.82%      3.82%       5.51%       4.99%       5.12%      5.07%       4.69%       5.94%

         During the period shown in the bar chart, the highest return for a quarter was 1.60% for the quarter ended March 31, 1991 and the lowest return for a quarter was 0.69% for the quarter ended March 31, 1993. The year-to-date return as of June 30, 2001 was 2.34%.

         The table below shows what the average annual total returns of the Wilmington U.S. Government Portfolio would equal if you averaged out actual performance over various lengths of time.

       AVERAGE ANNUAL TOTAL RETURNS for the period ended December 31, 2000

                                        1 YEAR       5 YEARS     10 YEARS
                                        ------       -------     --------
  Wilmington U.S. Government            5.94%         5.16%        4.70%
  Portfolio -- Investor Class

         You may call (800) 336-9970 to obtain a Portfolio's current 7-day yield.

                      INFORMATION ABOUT THE REORGANIZATION

THE REORGANIZATION AGREEMENTS

         The Reorganization Agreements provide for the transfer of all of the assets and liabilities of the Cash Management Fund to The Wilmington Prime Money Market Portfolio in exchange for shares of The Wilmington Prime Money Market Portfolio, and for the transfer of all the assets and liabilities of the Government Money Market Fund and U.S. Treasury Money Market Fund to The Wilmington U.S. Government Portfolio in exchange for shares of The Wilmington U.S. Government Portfolio. Each HSBC Fund will distribute the shares of the Wilmington Portfolio it receives in the exchange to the shareholders of the HSBC Fund, and then each HSBC Fund will be dissolved. The assets received by The Wilmington Prime Money Market Portfolio and Wilmington U.S. Government Portfolio will be invested in Prime Money Market Series and U.S. Government Series, respectively.

         After the Reorganization, each shareholder of HSBC Fund will own shares of the Wilmington Portfolio having an aggregate value equal to the aggregate value of the corresponding HSBC Fund held by that shareholder as of the close of business on the day of the Closing. Shareholders of each Class of shares of the Cash Management Fund will receive shares of Investor Shares class of the Wilmington Prime Money Market Portfolio and shareholders of each class of the Government Money Market Fund and U.S. Treasury Money Market Fund will receive Investor Shares of The Wilmington U.S. Government Portfolio. In the interest of economy and convenience, shares of the Wilmington Portfolio generally will not be represented by physical certificates, unless requested in writing.

         Until the Closing, shareholders of the HSBC Funds will still be able to redeem their shares. Redemption requests received after the Closing will be treated as requests received by the Wilmington Portfolios for the redemption of its shares received by the shareholder in the Reorganization.

         The obligations of the HSBC Funds and Wilmington Portfolios under the respective Reorganization Agreements are subject to various conditions, including approval of the shareholders of the HSBC Funds. Each Reorganization Agreement also requires that the respective HSBC Fund(s) and Wilmington Portfolio take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. Each Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds. Please refer to APPENDIX A and APPENDIX B to review the terms and conditions of the Reorganization Agreements.

REASONS FOR THE REORGANIZATION

         After the merger of HSBC Bank and Republic National Bank of New York, the HSBC Funds Board of Trustees and HSBC Asset Management (Americas), Inc. ("HSBC Asset Management") discussed a possible combination of the HSBC Funds with the Republic Funds. After being unable to reach an agreement to do so, HSBC Asset Management suggested resigning from its position as investment adviser to the HSBC Funds. After discussion with the Board of Trustees, the Board of Trustees and HSBC Asset Management agreed that HSBC Asset Management would resign as investment adviser to the HSBC Funds, and the Board of Trustees accepted the resignation, which is effective on September 28, 2001. In light of the decision to resign, HSBC Asset Management believes that the interests of each HSBC Fund would be served if shareholders were to select a new investment adviser.

         The Board of Trustees of the HSBC Funds unanimously approved a proposal for shareholder consideration that, if approved by HSBC Fund shareholders, would replace HSBC Asset Management with RSMC as investment adviser.

         The Board of Trustees considered ten candidates for replacement investment advisory services, and in light of all the facts and circumstances, including the pending resignation of HSBC Asset Management, the Board of Trustees unanimously agreed that RSMC presented the best opportunity to enhance shareholder value for the HSBC Fund shareholders. The Board of Trustees believes that RSMC will offer HSBC Fund Shareholders an excellent investment opportunity.

         In light of the agreement that HSBC resign, the Board has considered numerous alternatives, including liquidation of the Funds. After carefully considering the status of the Funds and all alternatives, the Board considered and approved the Reorganization at a meeting held on June 22, 2001. For the reasons discussed below, the Trustees, including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the HSBC Funds, determined that the proposed Reorganization is in the best interests of the HSBC Funds and their shareholders, and that the interests of the shareholders of the HSBC Funds will not be diluted as a result of the proposed Reorganization.

         The Reorganization will allow the HSBC Funds' shareholders to continue to participate in a professionally managed portfolio which seeks to achieve an objective of a high level of current income as is consistent with preservation of capital and liquidity. As shareholders of the Wilmington Portfolios, these shareholders will be able to exchange into other mutual funds in the group of the Wilmington family of funds that offer the same class of shares in which such shareholder is currently invested. A list of all Wilmington portfolios and classes available after the Reorganization, is contained in APPENDIX D.

BOARD CONSIDERATIONS

         The Board of Trustees of the HSBC Funds, in recommending the proposed transaction, considered a number of factors, including the following:

          (1) expense ratios and information regarding fees and expenses of the HSBC Funds and the Wilmington Portfolios, including expense limitation arrangements;

          (2) estimates that show that combining the Cash Management Fund with The Wilmington Prime Money Market Portfolio, and combining the Government Money Market and U.S. Treasury Money Market Funds with The Wilmington U.S. Government Portfolio IS EXPECTED to result in lower expense ratios in the absence of subsidies from management, because of economies of scale expected to result from an increase in the asset size of the Wilmington Portfolios;

          (3) the Reorganization would not dilute the interests of the HSBC Funds' current shareholders;

          (4) the relative investment performance and risks of the Wilmington Portfolios as compared to the HSBC Funds;

          (5) the similarity of the Wilmington Portfolios' investment objectives, policies and restrictions with those of the HSBC Funds;

          (6) the tax-free nature of the Reorganization to the HSBC Funds and its shareholders;

          (7) the investment resources of the Wilmington Portfolios and distribution capabilities available to the Wilmington Portfolios, including the strategic use of the master-feeder structure;

          (8) the quality and caliber of services that have been enjoyed by shareholders of the Wilmington Portfolios;

          (9) whether it is in the best interests of HSBC Fund shareholders to continue to operate the HSBC Funds;

          (10) alternatives to merging the HSBC Funds with other funds; and

          (11) the costs to be borne by the HSBC Funds and the Wilmington Portfolios.

         The Trustees of the HSBC Funds recommend that shareholders approve the Reorganization into the Wilmington Portfolios.

TAX CONSIDERATIONS

         The Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, neither the HSBC Funds nor their shareholders nor the Wilmington Portfolios are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the Closing of the Reorganization, the Funds will receive an opinion from the law firm of Pepper Hamilton LLP to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds.

         Immediately prior to the Reorganization, the HSBC Funds will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to shareholders all of the HSBC Funds' investment company taxable income for taxable years ending on or prior to the Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Reorganization (after reduction for any available capital loss carryforward). Such dividends will be included in the taxable income of the HSBC Funds' shareholders.

         As of [ ], 200_, the Cash Management Fund had accumulated capital loss carryforwards in the amount of approximately $[ ]. As of [ ], 200__, the Government Money Market Fund had accumulated capital loss carry forwards in the approximate amount of $______.

         At of the same date, the U.S. Treasury Money Market Fund had accumulated capital loss carry forwards in the approximate amount of $______. As of [ ], 200_, the Wilmington Prime Money Market Portfolio and Wilmington U.S. Government Portfolio had accumulated capital loss carryforwards of approximately [$ ] and $______, respectively.

         After the Reorganization, the losses of the Cash Management Fund will be available to the Wilmington Prime Money Market Portfolio to offset its capital gains, and the losses of Government Money Market Fund and U.S. Treasury Money Market Fund will be available to The Wilmington U.S. Government Portfolio to offset its capital gains, although a portion of the amount of these losses which may offset the Wilmington Prime Money Market Portfolios' capital gains in any given year will be limited due to a previous reorganization. As a result of this limitation, it is possible that the Wilmington Portfolio may not be able to use the losses as rapidly as they might have had the Reorganization not occurred, and part of these losses may not be useable at all. The ability of the Wilmington Portfolios to absorb losses in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any of the

Wilmington Portfolios' capital loss carryforwards currently are available only to pre-Reorganization shareholders of those Portfolios. After the Reorganization, however, these benefits will inure to the benefit of all post-Reorganization shareholders of the Wilmington Portfolios.

DESCRIPTION OF SECURITIES TO BE ISSUED

         WT Mutual Fund is registered with the SEC as an open-end management investment company. Each Wilmington Portfolio is a separate series of WT Mutual Funds. The Wilmington Portfolios offer two different classes of shares, the Investor Class and the Service Class. Investor Class shares are subject to a Rule 12b-1 which is used to compensate the Wilmington Portfolios' distributor for distribution of fund shares. Investor Class shares are not subject to any front-end or back-end sales charges.

         Following the Reorganization, holders of Class A, B and C shares of an HSBC Fund will receive Investor Class shares of a corresponding Wilmington Portfolio. Class B and Class C shares that are converted pursuant to this Reorganization will not be subject to any contingent deferred sales charges.

         Holders of shares of a Wilmington Portfolio are entitled to one vote per full share and fractional votes for fractional shares held.

CAPITALIZATION

         The following table shows on an unaudited basis, the capitalization of each of the HSBC Funds and each Wilmington Portfolio as of December 31, 2000, and on a PRO FORMA basis as of July 31, 2001, giving effect to the
Reorganization:

                                                      NET ASSETS              NET ASSET VALUE    SHARES
                                                                              PER SHARE          OUTSTANDING
    CASH MANAGEMENT FUND
    Class A                                             $                     $
    Class B                                             $                     $
    Class C                                             $                     $

    WILMINGTON PRIME MONEY MARKET PORTFOLIO
    Investor Shares                                     $2,827,864,613        $1.00                    2,827,864,613

    PRO FORMA -- WILMINGTON PRIME MONEY MARKET
    PORTFOLIO, INCLUDING THE CASH MANAGEMENT FUND
    Investor Shares                                     $   242,205,324       $1.00                      242,137,370
    Service Shares*                                     $2,282,763,560        $1.00                    2,282,763,560

    GOVERNMENT MONEY MARKET FUND
    Class A                                             $                     $

                                                      NET ASSETS              NET ASSET VALUE    SHARES
                                                                              PER SHARE          OUTSTANDING
    U.S. TREASURY MONEY MARKET FUND
    Class A                                             $                     $

    WILMINGTON U.S. GOVERNMENT PORTFOLIO
    Investor Class                                      $   967,738,221       $1.00              967,738,332

    PRO FORMA-WILMINGTON U.S. GOVERNMENT PORTFOLIO
    Investor Class                                      $   105,576,735       $1.00              105,517,026
    Service Class*                                      $1,032,517,876        $1.00              1,032,507,212

* The Service Class of the Wilmington Portfolios were initially offered to the public on February 23, 2001. At such time, several shareholders of the Wilmington Portfolios exchanged their Investor Class shares for Service Class Shares. As a result, a substantial portion of the assets in the PRO FORMA financials for the Investor Class are those assets that will be acquired by the Wilmington Portfolios pursuant to the Reorganization.

EXPENSES OF THE REORGANIZATION

         Rodney Square Management Corporation will bear the expenses relating to the proposed Reorganization including, but not limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the registration statement of the Wilmington Portfolios, printing and distributing the Wilmington Portfolios' prospectus and the HSBC Funds' proxy material, legal fees, accounting fees, securities registration fees, and expense of holding shareholders' meetings.

                  ADDITIONAL INFORMATION ABOUT THE HSBC FUNDS
                          AND THE WILMINGTON PORTFOLIOS

FORM OF ORGANIZATION

         The Wilmington Portfolios are separate series of WT Mutual Fund, a Delaware business trust. The HSBC Funds are separate series of HSBC Funds Trust, a Massachusetts business trust. Both the Wilmington Portfolios and the HSBC Funds are governed by Boards of Trustees.

         WT Mutual Fund does not hold annual meetings of shareholders. There normally will be no meetings of shareholders for the purpose of electing Trustees unless fewer than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trustees will call annual or special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the trust agreement of WT Mutual Fund, or at their discretion.

         Whenever a Wilmington Portfolio, as a shareholder of its Master Series, is requested to vote on any matter submitted to the shareholders of the Master Series, the Wilmington Portfolio will hold a meeting of its shareholders to consider such matters. A Wilmington Portfolio will cast its votes in proportion to the votes received from its shareholders. Shares for which a Wilmington Portfolio receives no voting instructions will be treated as having been voted in the same proportion as the votes received from Wilmington Portfolio shareholders.

INVESTMENT ADVISER AND ADVISORY AGREEMENT

         Rodney Square Management Corporation ("RSMC"), located at 1100 North Market Street, Wilmington, Delaware 19890, manages each of the Wilmington Portfolios. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation. RSMC also provides asset management services to collective investment funds maintained by its affiliate, Wilmington Trust Company. In the past, RSMC has provided asset management services to individuals, personal trusts, municipalities, corporations and other organizations. As of June 30, 2001, RSMC had approximately _____ billion in assets under management.

         RSMC also serves as investment adviser to the Master Series and is paid a monthly investment advisory fee, which is based upon a percentage of each Master Series' average daily net assets at the following annual rates: .47% of each Master Series' first $1 billion of average daily net assets; .43% of each Series' next $500 million of average daily net assets; .40% of each Series' next $500 million of average daily net assets; and .37% of each Series' average daily net assets in excess of $2 billion.

         For the fiscal year ended June 30, 2000, the Prime Money Market Series and the U.S. Government Series paid RSMC ___% and ____%, respectively, of its average daily net assets for investment advisory services.

PURCHASES, REDEMPTIONS AND EXCHANGE OF SHARES

         Following the Reorganization, as a Wilmington Portfolio shareholder, you will enjoy the same transaction and shareholder servicing arrangements as other shareholders of the Wilmington fund family. In addition you will have a greater number of funds in the Wilmington fund family in which you can invest, including by exchange of your shares. For additional information regarding the purchase, redemption or exchange of Wilmington Portfolio shares, see the prospectus and SAI of the Wilmington Portfolios.

         PURCHASES. After the Closing Date, shares of Wilmington Portfolios may be purchased in similar manners as purchases of shares of the HSBC Funds. Wilmington Portfolio shares may be purchased by wire, telephone or mail or through an automatic investment plan. Unlike the HSBC Funds, shares of the Wilmington Portfolios may not be purchased electronically via automatic clearing house ("ACH"). The shares of each Wilmington Portfolio are sold on a continuous basis at the net asset value ("NAV") per share next calculated after receipt of a purchase order in good form. The NAV per share for each Wilmington Portfolio is computed separately and is determined once each day that the New York Stock Exchange is open ("Business Day"), as of 12:00 p.m. Eastern Time. For a more complete discussion of share purchases, see "Purchase of Shares" in the Wilmington Portfolios Prospectus.

         REDEMPTIONS. Like the HSBC Funds, shares of a Wilmington Portfolio may be redeemed by telephone, by mail, by exchange or by payment to a third party or through a systematic withdrawal plan. However, ACH redemptions are not available for redemptions of shares of the Wilmington Portfolios. Redemptions are made at the NAV per share next determined after a request in proper form is received at the Portfolio's office. Normally, payments of redemption proceeds will be mailed within seven days following receipt of the required documents. For a more complete discussion of share redemption procedures, see "Redemption of Shares" in the Wilmington Portfolios Prospectus.

         Shares of the HSBC Funds will no longer be available for purchase beginning on the next Business Day following the Closing Date. Redemptions of HSBC Funds' shares may be effected until the Closing Date.

         EXCHANGES. Shares of each Wilmington Portfolio are exchangeable for shares of other funds in the same fund family on the basis of their respective NAVs at the time of the exchange. After the Reorganization, shares of Wilmington Portfolios will be exchangeable for shares of the same class of a wide variety of funds in the Wilmington fund family. For a more complete discussion of the Successor Funds' exchange policies, see "Exchange of Shares" in the Wilmington Portfolios Prospectus.

DIVIDENDS AND OTHER DISTRIBUTIONS

         Both the Wilmington Portfolios and the HSBC Funds declare dividends from net investment income daily and pay dividends monthly. Dividends and distributions of each of the HSBC Funds and the Wilmington Portfolios are automatically reinvested in additional shares of the respective class of the particular fund, unless the shareholder elects to receive distributions in cash. Capital gains, if any, are distributed annually.

         If the Reorganization Agreements are approved by each respective HSBC Fund's shareholders, then as soon as practicable before the Closing, the HSBC Funds will pay their shareholders a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

SERVICE PROVIDERS

         The following service providers presently are engaged by the Wilmington Portfolios and the Master Funds to serve in the capacities indicated below:

         Distributor                             PFPC Distributors Inc.
                                                 3200 Horizon Drive
                                                 King of Prussia, PA 19406

         Administrator, Accounting Agent         PFPC Inc.
         and Transfer Agent:                     400 Bellevue Parkway
                                                 Wilmington, DE 19890

         Custodian:                              Wilmington Trust Company
                                                 1100 North Market Street
                                                 Wilmington, DE 19890

         Sub-Custodian:                          PFPC Trust Company
                                                 400 Bellevue Parkway
                                                 Wilmington, DE 19809

         Independent Auditors:                   Ernst & Young LLP
                                                 Two Commerce Square
                                                 2001 Market Street, Suite 400
                                                 Philadelphia, PA 19103

         Legal Counsel:                          Pepper Hamilton LLP
                                                 3000 Two Logan Square
                                                 18th and Arch Streets
                                                 Philadelphia, PA 19103


                  GENERAL INFORMATION ABOUT THE PROXY STATEMENT

SOLICITATION OF PROXIES

         Solicitation of proxies is being made primarily by the mailing of this Notice and Proxy Statement with its enclosures on or about August ___, 2001. Shareholders of the HSBC Funds whose shares are held by nominees, such as brokers, can vote their proxies by contacting their respective nominee. In addition to the solicitation of proxies by mail, employees and officers of the Trust, RSMC and their respective affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communication.

         If needed, the Trust will retain Shareholder Communications Corporation, a professional proxy solicitation firm, to assist with any necessary solicitation of proxies. If there are not enough shares represented in person or by proxy at the Meetings to constitute a quorum or if the Trust does not receive enough votes for the approval of the matters set forth in this Proxy/Prospectus Statement, you may receive a telephone call from the professional proxy solicitation firm asking you to vote.

         You may revoke the accompanying proxy at any time prior to its use by filing with your HSBC Fund or Funds, a written revocation or duly executed proxy bearing a later date. In addition, any shareholder who attends the Meetings in person may vote by ballot at the Meetings, thereby canceling any proxy previously given. The persons named in the accompanying proxy will vote as directed by the proxy card, but in the absence of voting directions in any proxy card that is signed and returned, they intend to vote "FOR" the Reorganization proposal and may vote in their discretion with respect to other matters not now known to the Board of Trustees of the HSBC Funds that may be presented at the Meetings.

VOTING RIGHTS

         Shareholders of the HSBC Fund are entitled to one vote for each share held as to any matter on which they are entitled to vote and each fractional share shall be entitled to a proportionate fractional vote. Shares have no preemptive or subscription rights.

         Shareholders of the HSBC Funds at the close of business on August 3, 2001 (the "Record Date") will be entitled to be present and give voting instructions for the HSBC Fund in which they own shares at the Meetings with respect to their shares owned as of that Record Date. As of the Record Date, the number of shares of each HSBC Fund issued and outstanding and entitled to vote are indicated in the following table:


                       FUND                      NUMBER OF SHARES OUTSTANDING

         Cash Management Fund
         Government Money Market Fund
         U.S. Treasury Money Market Fund

         Approval of the Reorganization requires the affirmative vote of a majority of the outstanding shares of each HSBC Fund, respectively. Under the 1940 Act, the vote of holders of a "majority" means the vote of the holders of the lesser of (a) sixty-seven percent (67%) or more of the shares of an HSBC Fund present at the meeting or represented by proxy if the holders of fifty percent (50%) or more of such shares are so present or represented by proxy; or
(b) more than fifty (50%) of such outstanding shares.

         The holders of one-third of the outstanding shares of a fund present in person or represented by proxy shall constitute a quorum. In the absence of a quorum, a majority of outstanding shares entitled to vote present in person or by proxy may adjourn the meeting from time to time until a quorum is present.

         If a shareholder abstains from voting as to any matter, or if a broker returns a "non-vote" proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at a Meeting for purposes of determining a quorum. However, abstentions and broker non-votes will not be deemed represented at a Meeting for purposes of calculating the vote on any matter. As a result, an abstention or broker non-vote will have the same effect as a vote against the Reorganization. The HSBC Funds expect that, before the Meetings, broker-dealer firms holding shares of an HSBC Fund in "street name" for their customers will request voting instructions from their customers and beneficial owners. If these instructions are not received by the date specified in the broker-dealer firms' proxy solicitation materials, the Funds understand that the broker-dealers that are members of a stock exchange or self-regulatory organization may vote on the items to be considered at a Meeting on behalf of their customers and beneficial owners under the applicable rules of such organizations.

         To the knowledge of HSBC Fund Trust, as of _____, 2001, no current Trustee owns 1% or more of the outstanding shares of any HSBC Fund, and the officers and Trustees own, as a group, less than 1% of the shares of any HSBC Fund.

         APPENDIX D hereto lists the persons that, as of __________, 2001, owned beneficially or of record 5% or more of the outstanding shares of any Class of the HSBC Funds or the Wilmington Portfolios.

OTHER MATTERS TO COME BEFORE THE MEETING

         The HSBC Funds Trust does not know of any matters to be presented at the Meeting other than those described in this Proxy Statement/Prospectus. If other business should properly come before the Meeting, the proxyholders will vote thereon in accordance with their best judgment.

SHAREHOLDER PROPOSALS

         The HSBC Funds Trust is not required to hold regular annual meetings and, in order to minimize their costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by the fund management. Therefore it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

REPORTS TO SHAREHOLDERS

         Shareholders may obtain, without charge, a copy of the most recent Annual Report regarding the HSBC Funds and the most recent Semi-Annual Report succeeding the Annual Report, if any, at (800) 634-2536.

         IN ORDER THAT THE PRESENCE OF A QUORUM AT THE MEETINGS MAY BE ASSURED, PROMPT EXECUTION AND RETURN OF THE ENCLOSED PROXY CARD IS REQUESTED. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.


                                          Alaina V. Metz,
                                          Assistant Secretary



August 6, 2001
3435 Stelzer Road
Columbus, Ohio 43219

                                   APPENDIX A

                      FORM OF AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this _____ day of _____________, 2001, by and between the WT Mutual Fund, a Delaware business trust with its principal place of business at 400 Bellevue Parkway, Wilmington, Delaware 19890, on behalf of its series, the Wilmington Prime Money Market Portfolio (the "Acquiring Fund"), and HSBC Funds Trust, a Massachusetts business trust with its principal place of business at 3435 Stelzer Road, Columbus, Ohio 43219, on behalf of its series, Cash Management Fund (the "Acquired Fund").

         This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Investor shares ($.01 par value per share) of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, the Acquired Fund and the Acquiring Fund are open-end, registered investment companies of the management type or a series thereof and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest;

         WHEREAS, the Trustees of the Acquiring Fund have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction;

         WHEREAS, the Trustees of the Acquired Fund, have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction; and

         WHEREAS, the Acquiring Fund operates in a master-feeder arrangement whereby the Acquiring Fund is a feeder fund that invests substantially all of its assets in Prime Money Market Series, a series of WT Investment Trust I (the "Master Fund");

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

     1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

     1.1 Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund's assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares determined by dividing the value of the Acquired Fund's net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

     1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the "Closing Date").

     1.3 The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date. On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

     1.4 Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund's shareholders of record with respect to each class of its shares, determined as of immediately after the close of business on the Closing Date (the "Acquired Fund Shareholders"), on a pro rata basis within that class, the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in shares of the Acquired Fund will represent a number Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 3.3.

The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

     1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's then-current prospectus and statement of additional information.

     1.6 Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

     1.7   As soon as practicable following the asset transfer pursuant to
Section 1 hereof, the Acquiring Fund will assign, deliver and otherwise transfer all of the Acquired Fund's net assets to the Master Fund in exchange solely for shares of Master Fund Shares having an aggregate net asset value equal to the value of the Acquired Fund net assets, determined as provided in Section 3 hereof and as of the date and time specified therein.

     2.    VALUATION

     2.1 The value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures and then-current prospectus or statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund's Board of Trustees.

     2.2 The net asset value of a Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus or statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund's Board of Trustees.

     2.3 The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the shares of the Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

     2.4 All computations of value shall be made by the Acquired Fund's designated record keeping agent and shall be subject to confirmation by the Acquiring Fund's record keeping agent and by each Fund's respective independent accountants.

     3.    CLOSING AND CLOSING DATE

     3.1 The Closing Date shall be _____ ___, 2001, or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Fund or at such other time and/or place as the parties may agree.

     3.2 The Acquired Fund shall direct The Bank of New York as custodian for the Acquired Fund (the "Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Acquired Fund's portfolio securities, cash, and any other assets ("Assets") shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Fund Custodian to the custodian for the Acquiring Fund for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the Custodian, the Acquired Fund's portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act"). The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

     3.3 The Acquired Fund shall direct BISYS Fund Services, Inc. (the "Transfer Agent"), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Class A shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquiring Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

     3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Fund or the Board of Trustees of the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     4.    REPRESENTATIONS AND WARRANTIES

     4.1 Except as has been disclosed to the Acquiring Fund, the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

     (a) The Acquired Fund is duly organized as a series of HSBC Funds Trust a business trust duly organized and validly existing under the laws of the State of Massachusetts with power under its Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

     (b) HSBC Funds Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

     (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

     (d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

     (e) On the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

     (f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquired Fund's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound;

     (g) The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date;

     (h) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

     (i) The audited financial statements of the Acquired Fund, dated as of December 31, 2000, which have been delivered to the Acquiring Fund, fairly present the financial position of the Acquired Fund as of the date thereof, and since December 31, 2000, and there are no liabilities of the Acquired Fund, whether or not determinable, other than liabilities previously disclosed to the Acquiring Fund, none of which will be materially adverse to the business, assets or results of operations of the Acquired Fund;

     (j) Since December 31, 2000, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

     (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

     (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

     (m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

     (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

     (o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

     (p) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph
(p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

     4.2 The Acquiring Fund represents and warrants to the Acquired Fund as follows:

     (a) The Acquiring Fund is duly organized as a series of the WT Mutual Fund, which is a business trust duly organized and validly existing under the laws of the State of Delaware with power under its Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

     (b) WT Mutual Fund is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act, is in full force and effect;

     (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

     (d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

     (e) On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

     (f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Fund's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound;

     (g) Except as otherwise disclosed in writing to and accepted by the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

     (h) The audited financial statements of the Acquiring Fund, dated as of June 30, 2000, which have been delivered to the Acquired Fund, fairly present the financial position of the Acquiring Fund as of the date thereof, and since June 30, 2000, and there are no liabilities of the Acquiring Fund, whether or not determinable, other than liabilities previously disclosed to the Acquired Fund, none of which will be materially adverse to the business, assets or results of operations of the Acquiring Fund;

     (i) Since June 30, 2000, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

     (j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

     (k) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date, and will do so for the taxable year including the Closing Date;

     (l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

     (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Acquiring Fund on behalf of the Acquiring Fund and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

     (n) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

     (o) The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

     (p) That insofar as it relates to the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials of the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

     5.    COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

     5.2 The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

     5.4 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

     5.5 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.6 The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus") which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

     5.7 As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Class A Acquiring Fund Shares received at the Closing.

     5.8 The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

     5.9 The Acquired Fund covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

     5.10 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

     6.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

     The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at the Acquired Fund's election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1 All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     6.2 The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Fund shall reasonably request;

     6.3 The Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund on or before the Closing Date; and

     6.4 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

     7.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at the Acquiring Fund's election to the performance by the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1 All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     7.2 The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, as of the Closing Date, certified by the Treasurer of the Acquired Fund;

     7.3 The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request;

     7.4 The Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Fund on or before the Closing Date;

     7.5 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1;

     7.6 The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

     8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Acquired Fund's Declaration of Trust, By-Laws, applicable Maryland law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1;

     8.2 On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

     8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

     8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

     8.5 The parties shall have received the opinion of Pepper Hamilton LLP addressed to the Acquired Fund and the Acquiring Fund substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Pepper Hamilton LLP of representations it shall request of the Acquiring Fund and the Acquired Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the condition set forth in this paragraph 8.5.

     9.    INDEMNIFICATION

     9.1 The Acquiring Fund agrees to indemnify and hold harmless the Acquired Fund and each of the Acquired Fund's Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally the Acquired Fund or any of its Trustees or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out or or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

     9.2 The Acquired Fund agrees to indemnify and hold harmless the Acquiring Fund and each of the Acquiring Fund's Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally the Acquiring Fund or any of its Trustees or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out or or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

     10.   BROKERAGE FEES AND EXPENSES

     10.1 The Acquiring Fund represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     10.2 The expenses relating to the proposed Reorganization will be borne by Rodney Square Management Corporation. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Fund's prospectus and the Acquired Fund's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings.

     11.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     11.1 The Acquiring Fund and the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     11.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

     12.   TERMINATION

     This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before ___________ __, 200_, unless such date is extended by mutual agreement of the parties, or
(iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

     13.   AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Acquired Fund and the Acquiring Fund; provided, however, that following the meeting of the shareholders of the Acquired Fund called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

     14.   NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the Acquired Fund, 3435 Stelzer Road, Columbus, Ohio 43219, attn: Walter B. Grimm, in each case with a copy to Paul, Weiss, Rifkind, Wharton & Garrison, 1285 Avenue of the Americas, New York, New York 10019-6064, attn: Steven R. Howard, and to the Acquiring Fund, 400 Bellevue Parkway, Wilmington, Delaware, 19890, attn: John R. Giles, in each case with a copy to Pepper Hamilton LLP, 2000 Two Logan Square, Philadelphia, PA 19103, attn: Joseph V. Del Raso.

     15. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

     15.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     15.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     15.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

     15.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     15.5 It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Acquiring Fund or Acquired Fund personally, but shall bind only the trust property of such party, as provided in the Declaration of Trust of the Acquiring Fund or Acquired Fund. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of each party as provided in the Declaration of Trust of each party.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

Attest:                                       WT MUTUAL FUND on behalf of
                                              WILMINGTON PRIME MONEY MARKET
                                              PORTFOLIO

                                              By:
----------------------------------               ----------------------------
SECRETARY
                                              Title:
                                                    -------------------------

Attest:                                       HSBC FUNDS TRUST, on behalf
                                              of CASH MANAGEMENT FUND


                                              By:
----------------------------------               ----------------------------
SECRETARY
                                              Title:
                                                    -------------------------

                                   APPENDIX B

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this _____ day of _____________, 2001, by and between the WT Mutual Fund, a Delaware business trust with its principal place of business at 400 Bellevue Parkway, Wilmington, Delaware 19890, on behalf of its series, The Wilmington U.S. Government Portfolio (the "Acquiring Fund"), and HSBC Funds Trust, a Massachusetts business trust with its principal place of business at 3435 Stelzer Road, Columbus, Ohio 43219, on behalf of its series, Government Money Market Fund and U.S. Treasury Money Market Fund (each, an "Acquired Fund," and collectively, the "Acquired Funds") .

         This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of each Acquired Fund to the Acquiring Fund in exchange solely for Investor shares ($.01 par value per share) of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Funds of all liabilities of the Acquired Funds, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, the Acquired Funds and the Acquiring Fund are open-end, registered investment companies of the management type or a series thereof and each Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest;

         WHEREAS, the Trustees of the Acquiring Fund have determined that the exchange of all of the assets of the Acquired Funds for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Funds by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction;

         WHEREAS, the Trustees of the Acquired Funds, have determined that the exchange of all of the assets of the Acquired Funds for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Funds by the Acquiring Fund is in the best interests of the Acquired Funds and its shareholders and that the interests of the existing shareholders of each Acquired Fund would not be diluted as a result of this transaction; and

         WHEREAS, the Acquiring Fund operates in a master-feeder arrangement whereby the Acquiring Fund is a feeder fund that invests substantially all of its assets in U.S. Government Money Market Series, a series of WT Investment Trust I (the "Master Fund");

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

     1. TRANSFER OF ASSETS OF THE ACQUIRED FUNDS TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF

ALL ACQUIRED FUNDS LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

     1.1 Subject to the requisite approval of the Acquired Funds' shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, each Acquired Fund agrees to transfer all of the Acquired Fund's assets, as set forth in paragraph 1.2, to the Acquiring Funds, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Funds the number of full and fractional Acquiring Fund Shares determined by dividing the value of the Acquired Fund's net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Funds. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

     1.2 The assets of the Acquired Funds to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by each Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Funds on the closing date provided for in paragraph 3.1 (the "Closing Date").

     1.3 Each Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Funds, whether accrued or contingent, known or unknown, existing at the Valuation Date. On or as soon as practicable prior to the Closing Date, each Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

     1.4 Immediately after the transfer of assets provided for in paragraph 1.1, each Acquired Fund will distribute to its respective shareholders of record with respect to each class of its shares, determined as of immediately after the close of business on the Closing Date (the "Acquired Fund Shareholders"), on a pro rata basis within that class, the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Funds on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Funds in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Funds, although share certificates representing interests in shares of the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3. No Acquiring Fund shall issue certificates representing the Acquiring Fund Shares in connection with such exchange.

     1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Funds' transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's then-current prospectus and statement of additional information.

     1.6 Any reporting responsibility of the Acquired Funds including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

     1.7   As soon as practicable following the asset transfer pursuant to
Section 1 hereof, the Acquiring Fund will assign, deliver and otherwise transfer all of the Acquired Fund's net assets to the Master Fund in exchange solely for shares of Master Fund Shares having an aggregate net asset value equal to the value of the Acquired Fund net assets, determined as provided in Section 3 hereof and as of the date and time specified therein.

     2.    VALUATION

     2.1 The value of each Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures and then-current prospectus or statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund's Board of Trustees.

     2.2 The net asset value of an Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus or statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund's Board of Trustees.

     2.3 The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the shares of each Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

     2.4 All computations of value shall be made by each Acquired Fund's designated record keeping agent and shall be subject to confirmation by the Acquiring Fund's record keeping agent and by each Fund's respective independent accountants.

     3.    CLOSING AND CLOSING DATE

     3.1 The Closing Date shall be _____ ___, 2001, or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Fund or at such other time and/or place as the parties may agree.

     3.2 The Acquired Funds shall direct The Bank of New York as custodian for the Acquired Fund (the "Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) each Acquired Fund's portfolio securities, cash, and any other assets ("Assets") shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. Each Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Funds' Custodian to the custodian for the Acquiring Fund for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Funds as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the Custodian, each Acquired Fund's portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act"). The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

     3.3 The Acquired Funds shall direct BISYS Fund Services, Inc. (the "Transfer Agent"), on behalf of each Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Funds Shareholders and the number and percentage ownership of outstanding Class A shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquiring Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Funds. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

     3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Funds or the Board of Trustees of the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or each Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     4.    REPRESENTATIONS AND WARRANTIES

     4.1 Except as has been disclosed to the Acquiring Fund, each Acquired Fund, represents and warrants to the Acquiring Fund as follows:

     (a) The Acquired Fund is duly organized as a series of HSBC Funds Trust a business trust duly organized and validly existing under the laws of the State of Massachusetts with power under its Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

     (b) HSBC Funds Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

     (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

     (d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

     (e) On the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

     (f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquired Fund's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound;

     (g) The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date;

     (h) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

     (i) The audited financial statements of the Acquired Fund, dated as of December 31, 2000, which have been delivered to the Acquiring Fund, fairly present the financial position of the Acquired Fund as of the date thereof, and since December 31, 2000, and there are no liabilities of the Acquired Fund, whether or not determinable, other than liabilities previously disclosed to the Acquiring Fund, none of which will be materially adverse to the business, assets or results of operations of the Acquired Fund;

     (j) Since December 31, 2000, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

     (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

     (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

     (m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

     (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

     (o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

     (p) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph
(p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

     4.2 The Acquiring Fund represents and warrants to the Acquired Funds as follows:

     (a) The Acquiring Fund is duly organized as a series of the WT Mutual Fund, which is a business trust duly organized and validly existing under the laws of the State of Delaware with power under its Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

     (b) WT Mutual Fund is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act, is in full force and effect;

     (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

     (d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

     (e) On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

     (f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Fund's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound;

     (g) Except as otherwise disclosed in writing to and accepted by the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

     (h) The audited financial statements of the Acquiring Fund, dated as of June 30, 2000, which have been delivered to the Acquired Fund, fairly present the financial position of the Acquiring Fund as of the date thereof, and since June 30, 2000, and there are no liabilities of the Acquiring Fund, whether or not determinable, other than liabilities previously disclosed to the Acquired Fund, none of which will be materially adverse to the business, assets or results of operations of the Acquiring Fund;

     (i) Since June 30, 2000, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

     (j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

     (k) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date, and will do so for the taxable year including the Closing Date;

     (l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

     (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Acquiring Fund on behalf of the Acquiring Fund and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

     (n) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

     (o) The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

     (p) That insofar as it relates to the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials of the Acquired Funds to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

     5.    COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUNDS

     5.1 Each of the Acquiring Fund and Acquired Funds will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

     5.2 Each Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3 Each Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

     5.4 Each Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

     5.5 Subject to the provisions of this Agreement, each of the Acquiring Fund and Acquired Funds will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.6 The Acquired Funds will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus") which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of each Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

     5.7 As soon as is reasonably practicable after the Closing, each Acquired Fund will make a liquidating distribution to its shareholders consisting of the Class A Acquiring Fund Shares received at the Closing.

     5.8 Each of the Acquiring Fund and Acquired Funds shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

     5.9 Each Acquired Fund covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

     5.10 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

     6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUNDS

     The obligations of each Acquired Fund to consummate the transactions provided for herein shall be subject, at such Acquired Fund's election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1 All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     6.2 The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Fund shall reasonably request;

     6.3 The Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund on or before the Closing Date; and

     6.4 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

     7.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Acquiring Funds to complete the transactions provided for herein shall be subject, at the Acquiring Fund's election to the performance by the Acquired Funds of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1 All representations and warranties of each Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     7.2 Each Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, as of the Closing Date, certified by the Treasurer of the Acquired Fund;

     7.3 Each Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request;

     7.4 Each Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Fund on or before the Closing Date;

     7.5 The Acquired Funds and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1;

     7.6 Each Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

     8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUNDS

     If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Funds or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of each Acquired Fund in accordance with the provisions of the Acquired Fund's Declaration of Trust, By-Laws, applicable Maryland law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Funds may waive the conditions set forth in this paragraph 8.1;

     8.2 On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

     8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Acquired Funds to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Funds, provided that either party hereto may for itself waive any of such conditions;

     8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

     8.5 The parties shall have received the opinion of Pepper Hamilton LLP addressed to the Acquired Funds and the Acquiring Fund substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Pepper Hamilton LLP of representations it shall request of the Acquiring Fund and the Acquired Funds. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Funds may waive the condition set forth in this paragraph 8.5.

     9.    INDEMNIFICATION

     9.1 The Acquiring Fund agrees to indemnify and hold harmless the Acquired Fund and each of the Acquired Fund's Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally each of the Acquired Funds or any of its Trustees or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out or or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

     9.2 Each Acquired Fund agrees to indemnify and hold harmless the Acquiring Fund and each of the Acquiring Fund's Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally the Acquiring Fund or any of its Trustees or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

     10.   BROKERAGE FEES AND EXPENSES

     10.1 The Acquiring Fund represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     10.2 The expenses relating to the proposed Reorganization will be borne by Rodney Square Management Corporation. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Fund's prospectus and each Acquired Fund's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings.

     11.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     11.1 The Acquiring Fund and each Acquired Fund agree that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     11.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

     12.   TERMINATION

     This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before ___________ __, 200_, unless such date is extended by mutual agreement of the parties, or
(iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

     13.   AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of each Acquired Fund and the Acquiring Fund; provided, however, that following the meeting of the shareholders of each Acquired Fund called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A Acquiring Fund Shares to be issued to each Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

     14.   NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the Acquired Funds, 3435 Stelzer Road, Columbus, Ohio 43219, attn: Walter B. Grimm, in each case with a copy to Paul, Weiss, Rifkind, Wharton & Garrison, 1285 Avenue of the Americas, New York, New York 10019-6064, attn: Steven R. Howard, and to the Acquiring Fund, 400 Bellevue Parkway, Wilmington, Delaware, 19890, attn: John R. Giles, in each case with a copy to Pepper Hamilton LLP, 2000 Two Logan Square, Philadelphia, PA 19103, attn: Joseph V. Del Raso.

     15. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

     15.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     15.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     15.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

     15.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     15.5 It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Acquiring Fund or Acquired Fund personally, but shall bind only the trust property of such party, as provided in the Declaration of Trust of the Acquiring Fund or Acquired Funds. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of each party as provided in the Declaration of Trust of each party.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

Attest:                                       WT MUTUAL FUND, on behalf of
                                              WILMINGTON U.S. GOVERNMENT
                                              PORTFOLIO

                                              By:
----------------------------------               ----------------------------
SECRETARY
                                              Title:
                                                    -------------------------

Attest:                                       HSBC FUNDS TRUST, on behalf
                                              of GOVERNMENT MONEY MARKET
                                              FUND

                                              By:
----------------------------------               ----------------------------
SECRETARY
                                              Title:
                                                    -------------------------

Attest:                                       HSBC MUTUAL FUNDS TRUST, on
                                              behalf of U.S. TREASURY MONEY
                                              MARKET FUND

                                              By:
----------------------------------               ----------------------------
SECRETARY
                                              Title:
                                                    -------------------------

                                   APPENDIX C

                            THE WILMINGTON PORTFOLIOS

                              FINANCIAL HIGHLIGHTS


         The financial highlights table is intended to help you understand each Wilmington Portfolio's financial performance for the past five years or since inception of the Portfolio, if shorter. Certain information reflects financial results for a single Investor share of a Portfolio. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and other distributions). The financial highlights for the fiscal periods ended on or prior to June 30, 2000, have been audited by Ernst & Young LLP. whose report, along with each Portfolio's financial statements, is included in the Annual Report, which is available without charge upon request.

WILMINGTON PRIME           FOR THE SIX     FOR THE FISCAL     FOR THE PERIOD
MONEY MARKET               MONTHS ENDED    YEAR ENDED         OCTOBER 1,             FOR THE FISCAL YEARS ENDED SEPTEMBER 30,
PORTFOLIO - INVESTOR       DECEMBER 31,    JUNE 30, 2000(1,2) 1998 THROUGH         ---------------------------------------------
SHARES                     2000(1)                            JUNE 30, 1999(2)       1998(2)           1997(2)          1996(2)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -                 $1.00            $1.00            $1.00             $1.00            $1.00            $1.00
BEGINNING OF PERIOD
INVESTMENT OPERATIONS:
    Net Investment
    Income                         0.03             0.05             0.04              0.05             0.05             0.05
DISTRIBUTIONS:
     From net                     (0.03)           (0.05)           (0.04)            (0.05)           (0.05)           (0.05)
     investment income
NET ASSET VALUE - END             $1.00            $1.00            $1.00             $1.00            $1.00            $1.00
OF PERIOD                         =====            =====            =====             =====            =====            =====
TOTAL RETURN                     3.16**            5.45%          3.51%**             5.26%            5.17%            5.17%
RATIOS (TO AVERAGE NET
ASSETS)/SUPPLEMENTAL
DATA:                            0.48%*            0.50%           0.52%*             0.53%            0.54%            0.53%
     Expenses
     Net Investment
     Income                      6.19%*            5.35%           4.61%*             5.13%            5.06%            5.03%
Net assets at end of
period (000 omitted)         $2,827,841       $2,064,018       $1,651,174        $1,702,734       $1,191,271         $980,856


     (1) Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I - Prime Money Market Series.
     (2) Effective November 1, 1999, the Rodney Square Money Market Portfolio ("Rodney Square Portfolio") was merged into the Wilmington Prime Money Market Portfolio. The financial highlights for the periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.
     *    Annualized
     *    Not Annualized.

WILMINGTON U.S.            FOR THE SIX     FOR THE FISCAL     FOR THE PERIOD
GOVERNMENT                 MONTHS ENDED    YEAR ENDED         OCTOBER 1,             FOR THE FISCAL YEARS ENDED SEPTEMBER 30,
PORTFOLIO - INVESTOR       DECEMBER 31,    JUNE 30, 2000(1,2) 1998 THROUGH         ---------------------------------------------
SHARES                     2000(1)                            JUNE 30, 1999(2)       1998(2)           1997(2)          1996(2)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -
BEGINNING OF PERIOD                 $1.00            $1.00            $1.00           $1.00            $1.00            $1.00
INVESTMENT OPERATIONS:
    Net Investment
    Income                           0.03             0.05             0.03            0.05             0.05             0.05
DISTRIBUTIONS:
     From net
     investment income              (0.03)           (0.05)           (0.03)          (0.05)           (0.05)           (0.05)
NET ASSET VALUE - END
OF PERIOD                           $1.00            $1.00            $1.00           $1.00            $1.00            $1.00
                                    =====            =====            =====           =====            =====            =====
TOTAL RETURN                         3.09**           5.25%            3.42%**         5.19%            5.07%            5.08%
RATIOS (TO AVERAGE NET
ASSETS)/SUPPLEMENTAL
DATA:
     Expenses                        0.54%*           0.54%            0.54%*          0.54%            0.55%            0.55%
     Net Investment
     Income                          6.07%*           5.17%            4.51%*          5.06%            4.96%            4.97%
Net assets at end of
period (000 omitted)           $2,827,841       $2,064,018       $1,651,174      $1,702,734       $1,191,271         $980,856


     (1) Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I - U.S. Government Series.
     (2) Effective November 1, 1999, the Rodney Square U.S. Government Portfolio ("Rodney Square Portfolio") was merged into the Wilmington U.S. Government Portfolio. The financial highlights for the periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.
     *    Annualized
     *    Not Annualized.

                                   APPENDIX D

         As of ______________, the following persons owned beneficially or of record 5% or more of the outstanding shares of the specified Class of the Wilmington Prime Money Market Portfolio:

                                        % of Class Before     % of Fund Before      % of Fund After
Name and Address           Class        Reorganization        Reorganization        Reorganization

         As of ____________, the following persons owned beneficially or of record 5% or more of the outstanding shares of the specified Class of Cash Management Fund:

                                        % of Class Before     % of Fund Before      % of Fund After
Name and Address           Class        Reorganization        Reorganization        Reorganization


     As of ______________, the following persons owned beneficially or of record 5% or more of the outstanding shares of the specified Class of the Wilmington U.S. Government Portfolio:

                                        % of Class Before     % of Fund Before      % of Fund After
Name and Address           Class        Reorganization        Reorganization        Reorganization

     As of ____________, the following persons owned beneficially or of record 5% or more of the outstanding shares of the specified Class of Government Money Market Portfolio:

                                        % of Class Before     % of Fund Before      % of Fund After
Name and Address           Class        Reorganization        Reorganization        Reorganization

     As of ____________, the following persons owned beneficially or of record 5% or more of the outstanding shares of the specified Class of U.S. Treasury Money Market Portfolio:

                                        % of Class Before     % of Fund Before      % of Fund After
Name and Address           Class        Reorganization        Reorganization        Reorganization

                                     PART B
                                 WT MUTUAL FUND


                       Statement of Additional Information
                                 August 6, 2001


This Statement of Additional Information is available to the Shareholders of HSBC Funds in connection with a proposed transaction whereby all of the assets and liabilities of HSBC Funds will be transferred to the Wilmington Portfolios in exchange for shares of the Wilmington Prime Money Market Portfolio, or the Wilmington U.S. Government Portfolio.

This Statement of Additional Information of the WT Mutual Fund consists of this cover page and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1. The Statement of Additional Information for the Wilmington Portfolios dated November 1, 2000, as revised February 23, 2001, as filed on March 6, 2001.

2. The Financial Statements of the Wilmington Portfolios which are included in the Semi-Annual Report for the fiscal period ended December 31, 2000, as filed on March 13, 2001.

3. The Financial Statements of the Wilmington Portfolios which are included in the Annual Report for the year period ended June 30, 2000, as filed on September 6, 2000.

4. The Financial Statements of HSBC Funds which are included in the Annual Report for the fiscal year ended December 31, 2000, as filed on March 5, 2001.

This Statement of Additional Information is not a Prospectus. A Proxy Statement/Prospectus dated August 6, 2001 relating to the Reorganization of HSBC Funds may be obtained, without charge, by writing to the HSBC Funds at 3425 Stelzer Road, Columbus, Ohio, 43219 or calling 1-800-634-2536. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

                                     PART C

                                OTHER INFORMATION

Item 15. INDEMNIFICATION

         Reference is made to Article VII of the Registrant's Agreement and Declaration of Trust and to Article IX of the Registrant's By-laws, which are incorporated herein by reference (see Items 1 and 2 below). Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:

         "Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling person of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered. The Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."


Item 16. EXHIBITS

Exhibit
Number      Description
------      -----------

     (1)      (a) Agreement and Declaration of Trust(1)

              (b) Certificate of Trust(1)

              (c) Certificate of Amendment to Certificate of Trust dated
                  October 7, 1994(2)

     (2)  Form of By-laws(1)

     (3)  Not Applicable

     (4) A copy of the Agreement and Plan of Reorganization is filed in Registrant's Form N-14 as Appendix of the Proxy
          Statement/Prospectus.

     (5) Provisions of instruments defining the rights of holders of Registrant's securities are contained in the Agreement and Declaration of Trust Articles III and VI and in the By-laws Articles VII and VIII.

     (6) Investment Advisory Agreement between Rodney Square Management Corporation and WT Investment Trust I(3)

     (7)  Distribution Agreement between Registrant and PFPC Distributors,
          Inc.(4)

     (8)  None

     (9)  Custody Agreement between Registrant and Wilmington Trust
          Company(13)

     (10) Rule 12b-1 Plan of Registrant(3)

     (11) Opinion and Consent of Pepper Hamilton LLP as to the legality of the securities being registered will be filed by amendment.

     (12) Opinion and Consent of Pepper Hamilton LLP as to certain tax matters will be filed by amendment.

     (13) (a)  Transfer Agency Agreement between Registrant and PFPC Inc.(3)

          (b) Administration and Accounting Services Agreement between Registrant and PFPC Inc.(3)

     (14) (a) Consent of Ernst & Young LLP with respect to the HSBC Funds is filed herewith.

          (b) Consent of Ernst & Young LLP with respect to the Wilmington Portfolios is filed herewith.

     (15) Financial Statements - None

     (16) Powers of Attorney - None

     (17) (a)  Form of Proxy for Cash Management Fund is filed herewith.

          (b) Form of Proxy for Government Money Market Fund is filed herewith.

          (c) Form of Proxy for U.S. Treasury Money Market Fund is filed herewith.

------------------

1        Previously filed with the Securities and Exchange Commission on Form
N-1A on July 25, 1994 and incorporated herein by reference.

2        Previously filed with the Securities and Exchange Commission on with
Pre-effective No. 1 Form N-1A on November 29, 1994 and incorporated herein by reference.

3        Previously filed with the Securities and Exchange Commission on with
Post-effective No. 12 Form N-1A on October 30, 2000 and incorporated herein by reference.

4        Previously filed with the Securities and Exchange Commission on with
Post-effective No. 13 Form N-1A on February 23, 2001 and incorporated herein by reference.

Item 17. UNDERTAKINGS

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act 17 CFR 230.145(c), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Delaware and State of Wilmington the 3rd day of August, 2001.

                                           WT MUTUAL FUND
                                           By:   /s/ ROBERT J. CHRISTIAN
                                                 -----------------------
                                                 Robert J. Christian
                                                 President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective-Amendment to this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

         SIGNATURE                                  TITLE                                      DATE
/s/ Robert J. Christian                  President and Trustee                     August 3, 2001
--------------------------------
Robert J. Christian

/s/ Robert H. Arnold                     Trustee                                   August 3, 2001
--------------------------------
Robert H. Arnold

/s/ Nicholas A. Giordano                 Trustee                                   August 3, 2001
--------------------------------
Nicholas A. Giordano

/s/ Louis Klein, Jr.                     Trustee                                   August 3, 2001
--------------------------------
Louis Klein, Jr.

/s/ Clement C. Moore, II                 Trustee                                   August 3, 2001
--------------------------------
Clement C. Moore, II

/s/ John J. Quindlen                     Trustee                                   August 3, 2001
--------------------------------
John J. Quindlen

/s/ William P. Richards                  Trustee                                   August 3, 2001
--------------------------------
William P. Richards

                                  EXHIBIT INDEX

(14) (a) Consent of Ernst & Young LLP with respect to the HSBC Funds

     (b) Consent of Ernst & Young LLP with respect to the Wilmington Portfolios

(17) (a) Form of Proxy for Cash Management Fund is filed herewith.

     (b) Form of Proxy for Government Money Market Fund is filed herewith.

     (c) Form of Proxy for U.S. Treasury Money Market Fund is filed herewith.